================================================================================
     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2005

                                                                  NO. 333-102228
                                                                   NO. 811-21265

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                             REGISTRATION STATEMENT                          / /
                        UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                       / /
                         POST-EFFECTIVE AMENDMENT NO. 43                     /X/
                                                                          AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                AMENDMENT NO. 45

                        (CHECK APPROPRIATE BOX OR BOXES)                     /X/

                                   ----------

                     POWERSHARES EXCHANGE-TRADED FUND TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       WHEATON OAKS PROFESSIONAL BUILDING
                             855 WEST PRAIRIE AVENUE
                                WHEATON, IL 60187
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 983-0903

               H. BRUCE BOND                              WITH A COPY TO:
    WHEATON OAKS PROFESSIONAL BUILDING                   STUART M. STRAUSS
          855 WEST PRAIRIE AVENUE                      CLIFFORD CHANCE US LLP
             WHEATON, IL 60187                          31 WEST 52nd STREET
  (NAME AND ADDRESS OF AGENT FOR SERVICE)                NEW YORK, NY 10019

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
          / /   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.
          /X/   ON AUGUST 30, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485.
          / /   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.
          / /   ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.
          / /   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
          / /   ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

                     POWERSHARES EXCHANGE-TRADED FUND TRUST


                                    [GRAPHIC]

                   POWERSHARES DYNAMIC MARKET PORTFOLIO - PWC

                     POWERSHARES DYNAMIC OTC PORTFOLIO - PWO


                                 AUGUST 30, 2005

          PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to two funds of the Trust, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (each, a "Fund" and collectively, the "Funds"). The other eighteen funds of the Trust, the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio and PowerShares Zacks Micro Cap Portfolio, are offered through five separate prospectuses. The shares of the Funds (the "Shares") are listed on the American Stock Exchange. Market prices for Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified Index.

          EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus Dated August 30, 2005

                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

                                TABLE OF CONTENTS



Introduction - The PowerShares Exchange-Traded Fund Trust                      3

Who Should Invest in the Funds                                                 3

Tax Advantaged Product Structure                                               3

PowerShares Dynamic Market Portfolio                                           4

PowerShares Dynamic OTC Portfolio                                              9

Additional Investment Strategies                                              14

Additional Risks                                                              15

Portfolio Holdings                                                            15

Management of the Funds                                                       15

How to Buy and Sell Shares                                                    16

Creations, Redemptions and Transaction Fees                                   17

Dividends, Distributions and Taxes                                            19

Distribution Plan                                                             21

Net Asset Value                                                               21

Fund Service Providers                                                        22

Financial Highlights                                                          23

Intellidex Provider                                                           24

Disclaimers                                                                   24

Premium/Discount Information                                                  25

Total Return Information                                                      26

Other Information                                                             27

INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares Exchange-Traded Fund Trust (the "Trust") is an investment company consisting of twenty separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the funds (the "Adviser").

The Shares are listed and traded on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the funds.

WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.


TAX ADVANTAGED PRODUCT STRUCTURE


Unlike conventional mutual funds, the Shares are traded throughout the day on the AMEX, whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

                      POWERSHARES DYNAMIC MARKET PORTFOLIO

Ticker:  PWC                       CUSIP: 73935X104
Intraday NAV Ticker: FZM           Underlying Index: Dynamic Market
                                   Intellidex (Ticker: DYI)


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Market Intellidex(SM) Index (the "Market Intellidex" or "Underlying Market Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Adviser will seek to match the performance of the Underlying Market Intellidex. The Market Intellidex is comprised of 100 U.S. stocks selected each quarter by the AMEX (the "Intellidex Provider") pursuant to a proprietary method.

The Market Intellidex selection methodology seeks to identify and select companies from the U.S. marketplace with superior risk-return profiles. Domestic companies are ranked across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives in seeking to provide a comprehensive determination of a company's overall investment potential. Securities which, based upon the rankings are believed to posses the greatest investment potential are selected for the Market Intellidex and incorporated into the Fund's portfolio.


The Market Intellidex uses market-like sector weightings and market-cap groupings in seeking to produce a sector and size dispersion similar to the overall broad market.

INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model. Companies are ranked quarterly, based on a variety of criteria including fundamental growth, stock valuation, timeliness and risk factors and then sorted based on their cumulative score on the above criteria.


(2) One hundred companies are then selected from the top of each sector and size category in the following manner:

       a.     The universe of stocks is divided into ten economic sectors.

       b. Stocks within each sector are divided into two market-cap groupings: large and mid/small.

       c. Within each sector a defined number of the top ranked large and mid/small stocks are selected. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

              i. Thirty large-cap stocks are allocated across the sectors and receive 70% of the weight.

              ii. Seventy mid/small-cap stocks are allocated across the sectors and receive 30% of the weight.

       d.     Stocks are equally weighted within their size groups.

              i.     Large-cap stocks receiving on average 2.33% each.

              ii.    Small and mid-cap stocks receiving on average 0.43% each.

(3) The Market Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the underlying Intellidex.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Market Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Market Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Market Intellidex in proportion to their weightings in the Market Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Market Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Market Intellidex, purchase securities not in the Market Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Market Intellidex, or utilize various combinations of other available investment techniques, in seeking to track the Market Intellidex. The Fund may sell stocks that are represented in the Market Intellidex, in anticipation of their removal from the Market Intellidex or purchase stocks not represented in the Market Intellidex in anticipation of their addition to the Market Intellidex.


The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Market Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Funds. See also the section on Additional Risks for certain other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Market Intellidex.




MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.

Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK


The Fund's return may not match the return of the Market Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Market Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Market Intellidex.


The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Market Intellidex, as would be the case if it purchased all of the stocks in the Market Intellidex, with the same weightings as the Market Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Market Intellidex.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


PERFORMANCE INFORMATION


The bar chart that follows shows how the Fund performed. The table below shows the Fund's average annual returns (before and after taxes) and provides an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

MERRILL CORPORATION - PLEASE CREATE BAR CHART WITH THE FOLLOWING NUMBERS:

DECEMBER 31, 2004 THE TOTAL RETURN WAS 19.08%

THE PERCENTAGES ON THE SIDE OF THE CHART SHOULD BE 0%, 10%, 20% AND 30%

The Fund's year-to-date total return for the six months ended June 30, 2005 was 5.36%.

Best quarter                                 Worst quarter
12.04% (4th Quarter 2003)                    (1.09%) (3rd Quarter 2004)

AVERAGE ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004



                                                                    PAST ONE-YEAR    SINCE INCEPTION
                                                                    --------------------------------
PowerShares Dynamic Market Portfolio                                19.08%                28.05%
(return before taxes)

PowerShares Dynamic Market Portfolio                                18.81%                27.76%
(return after taxes on distributions)

PowerShares Dynamic Market Portfolio                                12.39%                23.93%
(return after taxes on distributions
and sale of Fund Shares)

Dynamic Market Intellidex Index                                     18.45%                30.02%
(reflects no deduction for fees, expenses or taxes)



AFTER-TAX RETURNS IN THE TABLE ABOVE ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN THE EVENT OF NEGATIVE PERFORMANCE, THE FUND'S RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ARE CALCULATED ASSUMING THAT AN INVESTOR HAS SUFFICIENT CAPITAL GAINS OF THE SAME CHARACTER FROM OTHER INVESTMENTS TO OFFSET ANY CAPITAL LOSSES FROM THE SALE OF FUND SHARES. AS A RESULT, THE FUND'S RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY EXCEED THE FUND'S RETURNS BEFORE TAXES AND/OR RETURNS AFTER TAXES ON DISTRIBUTIONS.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                 None*

ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)

Management Fees                                                            0.50%

Distribution and Service (12b-1) Fees(4)                                   None
Other Expenses                                                             0.20%
Total Gross Annual Fund Operating Expenses                                 0.70%
Fee Waivers and Expense Reimbursement(5)                                   0.10%
                                                                          ------
Total Net Annual Fund Operating Expenses                                   0.60%
                                                                          ------



(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE OF UP TO 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE FUND, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006.

* SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.


EXAMPLE

This Example is intended to help you compare the cost of investing in Shares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS                10 YEARS
--------------------------------------------------------------------------------
       $ 65               $ 217              $ 383                   $ 864



(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COSTS UNDER THE THREE-, FIVE- AND TEN-YEAR EXAMPLES DO NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements are called authorized participants ("APs") and can purchase or redeem these Creation Units.

Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $5,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $33,358, $109,590, $192,519 and $433,129, if the Creation Unit is
redeemed after one-, three-, five- and ten-years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged by the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                        POWERSHARES DYNAMIC OTC PORTFOLIO

Ticker: PWC                            CUSIP: 73935X203
Intraday NAV Ticker: FZO               Underlying Index: Dynamic OTC
                                       Intellidex (Ticker: DYO)


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic OTC Intellidex(SM) Index (the "OTC Intellidex" or "Underlying OTC Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Adviser will seek to match the performance of the Underlying OTC Intellidex. The OTC Intellidex is comprised of 100 over-the-counter market securities, selected each quarter by the AMEX (the "Intellidex Provider") pursuant to a proprietary method.

The OTC Intellidex selection methodology seeks to identify and select companies from the U.S. Nasdaq marketplace with superior risk-return profiles. Domestic Nasdaq companies are ranked across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives in seeking to provide a comprehensive determination of a company's overall investment potential. Securities which, based upon the rankings, are believed to possess the greatest investment potential are selected for the OTC Intellidex and incorporated into the Fund's portfolio.


The OTC Intellidex uses OTC market-like sector weightings and market-cap groupings as represented by the NASDAQ market in seeking to produce a sector and size dispersion similar to the overall broad OTC market.

INDEX CONSTRUCTION

(1) The 1,000 largest Nasdaq/NMS U.S. stocks (by market capitalization) are ranked for investment potential using a proprietary AMEX Intellidex model. Companies are ranked quarterly, based on a variety of criteria including fundamental growth, stock valuation, timeliness and risk factors and then sorted based on their cumulative score on the above criteria.

(2) One hundred companies are then selected from the top of each sector and size category in the following manner:

       a.     The universe of stocks is divided into nine economic sectors.

       b. Stocks within each sector are divided into two market-cap groupings: large and mid/small.

       c. Within each sector a defined number of the top ranked large and mid/small stocks are selected. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

              i. Thirty large-cap stocks are allocated across the sectors and receive 70% of the weight.

              ii. Seventy mid/small-cap stocks are allocated across the sectors and receive 30% of the weight.

       d.     Stocks are equally weighted within their size groups.

              i.     Large-cap stocks receiving on average 2.33% each.

              ii.    Small/mid-cap stocks receiving on average 0.43% each.

(3) The OTC Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the underlying Intellidex.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the OTC Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the OTC Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the OTC Intellidex in proportion to their weightings in the OTC Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the OTC Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the OTC Intellidex, purchase securities not in the OTC Intellidex which the Adviser believes are appropriate to substitute for certain securities in the OTC Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the OTC Intellidex. The Fund may sell stocks that are represented in the OTC Intellidex, in anticipation of their removal from the OTC Intellidex or purchase stocks not represented in the OTC Intellidex in anticipation of their addition to the OTC Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the OTC Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the OTC Intellidex.




MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the OTC Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the OTC Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the OTC Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the OTC Intellidex, as would be the case if it purchased all of the stocks in the OTC Intellidex, with the same weightings as the OTC Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the OTC Intellidex.

SMALL AND MEDIUM-SIZED COMPANY RISK


The Nasdaq may include small and medium-sized companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

SECTOR SPECIFIC RISK

To the extent the Nasdaq has currently a higher concentration of stock in issuers conducting business in the technology sector, the technology companies making up the Fund's investments are subject to: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.


ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR

ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION


The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes) and provides some indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

MERRILL CORPORATION - PLEASE CREATE BAR CHART WITH THE FOLLOWING NUMBERS:

DECEMBER 31, 2004 THE TOTAL RETURN WAS 12.88%

THE PERCENTAGES ON THE SIDE OF THE CHART SHOULD BE 0%, 10%, 20% AND 30%

The Fund's year-to-date total return for the six months ended June 30, 2005 was 2.47%.

Best quarter                                    Worst quarter
18.67% (4th Quarter 2004)                       (6.31%) (3rd Quarter 2004)

Average Annual Total Returns for the year ended December 31, 2004.



                                                            1-YEAR        SINCE INCEPTION
                                                            ------        ---------------
PowerShares Dynamic OTC Portfolio                           12.88%            31.09%
(return before taxes)

PowerShares Dynamic OTC Portfolio                           12.88%            31.09%
(return after taxes on distributions)

PowerShares Dynamic OTC Portfolio                            8.37%            26.76%
(return after taxes on distributions
and sale of fund shares)

Dynamic OTC Intellidex Index                                13.34%            34.60%
(reflects no deduction for fees, expenses or taxes)



AFTER-TAX RETURNS IN THE TABLE ABOVE ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN THE EVENT OF NEGATIVE PERFORMANCE, RHE FUND'S RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ARE CALCULATED ASSUMING THAT AN INVESTOR HAS SUFFICIENT CAPITAL GAINS OF THE SAME CHARACTER FROM OTHER INVESTMENTS TO OFFSET ANY CAPITAL LOSSES FROM THE SALE OF FUND SHARES. AS A RESULT, THE FUND'S RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY EXCEED THE FUND'S RETURNS BEFORE TAXES AND/OR RETURNS AFTER TAXES ON DISTRIBUTIONS.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*

ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)

Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses                                                              0.56%
Total Gross Annual Fund Operating Expenses                                  1.06%
Fee Waivers and Expense Reimbursement(5)                                    0.46%
Total Net Annual Fund Operating Expenses                                    0.60%



(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE OF UP TO 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE FUND, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006.

* SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.


EXAMPLE

This Example is intended to help you compare the cost of investing in Shares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS                10 YEARS
--------------------------------------------------------------------------------
       $ 77               $ 307              $ 555                   $ 1266



(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COSTS UNDER THE THREE-, FIVE- AND TEN-YEAR EXAMPLES DO NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called authorized participants ("APs") can purchase or redeem these Creation Units.

Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $5,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $39,466, $154,365, $278,495 and $634,229, if the Creation Unit is
redeemed after one-, three- five- and ten-years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged by the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                        ADDITIONAL INVESTMENT STRATEGIES


Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."


BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING


Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS


TRADING ISSUES


Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.


SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.


                               PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.


                             MANAGEMENT OF THE FUNDS


PowerShares Capital Management LLC is a registered investment adviser with its offices at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $1.27 billion as of June 30, 2005. PowerShares XTF is currently comprised of twenty exchange-traded funds.

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Funds' portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with the Trust since inception and has been portfolio manager since the Funds' inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001. The Fund's SAI provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to the Market Intellidex and the OTC Intellidex, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 2005.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by the Fund at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees." Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.


BOOK ENTRY


Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.


Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.


FUND SHARE TRADING PRICES

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. Neither Fund is involved in, or responsible for, the calculation or dissemination of the approximate value and neither Fund makes any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES


CREATION UNITS


Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS


An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


REDEMPTION


Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.




Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES


As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.


Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

       -      Your Fund makes distributions, and


       -      You sell your Shares listed on the AMEX, and


       -      You purchase or redeem Creation Units


TAXES ON DISTRIBUTIONS


In the case of the PowerShares Dynamic OTC Portfolio, dividends from net investment income, if any, are declared and paid at least annually. In the case of the PowerShares Dynamic Market Portfolio, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.


Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN


ALPS Distributors, Inc. serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No l2b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


FUND SERVICE PROVIDERS




The Bank of New York is the administrator, custodian and fund accounting and transfer agent for each Fund.




Clifford Chance US LLP, 51 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.


PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as independent registered public accounting firm of the Trust.
PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since the Funds' inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


                      POWERSHARES DYNAMIC MARKET PORTFOLIO


                                                                 FOR THE YEAR    FOR THE YEAR MAY
                                                                  ENDED APRIL     1, 2003 THROUGH
                                                                     30, 2005      APRIL 30, 2004
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD                        $         35.05    $          26.99+
     Net Investment Income**                                             0.26                0.15+
     Net Realized and Unrealized Gain on Investments                     4.02                8.09+
TOTAL FROM OPERATIONS                                                    4.28                8.24+
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income**                                            (0.22)              (0.18)+
NET ASSET VALUE AT END OF PERIOD                              $         39.11    $          35.05+
TOTAL RETURN***:                                                        12.23%              30.50%
RATIOS/SUPPLEMENTAL DATA
     Net Assets at End of Period (000's omitted)              $       283,620    $         85,946
RATIOS TO AVERAGE NET ASSETS
     Expenses, net of waivers                                            0.60%              0.605
     Expenses, prior to waivers                                          0.70%               1.26%
     Net investment income, net of waivers                               0.68%               0.46%
Portfolio turnover rate++                                                  94%                 58%



*      COMMENCEMENT OF INVESTMENT OPERATIONS.

**     BASED ON AVERAGE SHARES OUTSTANDING.

*** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD AND REDEMPTION ON THE LAST DAY OF THE PERIOD.

+      PER SHARE AMOUNTS HAVE BEEN ADJUSTED FOR A 4 TO 1 STOCK SPLIT.

++ PORTFOLIO TURNOVER DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

                        POWERSHARES DYNAMIC OTC PORTFOLIO


                                                                 FOR THE YEAR    FOR THE YEAR MAY
                                                              ENDED APRIL 30,     1, 2003 THROUGH
                                                                         2005      APRIL 30, 2004
                                                              ---------------     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD                        $         36.59     $         28.57+
     Net Investment Income**                                            (0.03)              (0.04)+
     Net Realized and Unrealized Gain on Investments                     5.82                8.06+
TOTAL FROM OPERATIONS                                                    5.79                8.02+
NET ASSET VALUE AT END OF PERIOD                              $         42.38     $         36.59+
TOTAL RETURN***:                                                        15.81%              28.07%
RATIOS/SUPPLEMENTAL DATA
     Net Assets at End of Period (000's omitted)              $        65,747     $         34,817
RATIOS TO AVERAGE NET ASSETS
     Expenses, net of waivers and reimbursements                         0.60%               0.60%
     Expenses, prior to waivers and reimbursements                       1.06%               1.66%
     Net investment income, net of waivers & reimbursements             (0.06)%             (0.10)%
Portfolio turnover rate++                                                 112%                 79%



*      COMMENCEMENT OF INVESTMENT OPERATIONS.

**     BASED ON AVERAGE SHARES OUTSTANDING.

*** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD AND REDEMPTION ON THE LAST DAY OF THE PERIOD.

+      PER SHARE AMOUNTS HAVE BEEN ADJUSTED FOR 4 FOR 1 STOCK SPLIT.

++ PORTFOLIO TURNOVER DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.


INTELLIDEX PROVIDER


The AMEX is the Intellidex Provider for each of the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust, to use the Intellidex.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. The AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event--these announcements are currently available on the Index Daily List on http://www.amextrader.com.


DISCLAIMERS


The "Dynamic Market Intellidex(SM)" and the "Dynamic OTC Intellidex(SM)" are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. PowerShares Dynamic Market Portfolio is based on the Dynamic Market Intellidex(SM) and PowerShares Dynamic OTC Portfolio is based on the Dynamic OTC Intellidex(SM); but neither Fund is sponsored, endorsed, sold or promoted by the AMEX, and the AMEX makes no representation regarding the advisability of investing in Shares of these Funds.

The AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the AMEX, the Dynamic Market Intellidex(SM) and the Dynamic OTC Intellidex(SM); in addition, the AMEX acts as the exchange on which the shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The AMEX does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the AMEX shall have no liability for any errors, omissions, or interruptions therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The AMEX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.


The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds, or any other person or entity from the use of the Underlying Intellidexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Intellidex indices, even if notified of the possibility of such damages.

PREMIUM/DISCOUNT INFORMATION

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the Funds' net asset value. Net asset value, or "NAV", is the price per share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for the Funds is for the fiscal year ended April 30, 2005 and for each of the quarters during that year.


Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

POWERSHARES DYNAMIC MARKET PORTFOLIO


                                 NUMBER OF         NUMBER OF        NUMBER OF           NUMBER OF          NUMBER OF
                                 DAYS/             DAYS/            DAYS/               DAYS/              DAYS
                                 PERCENTAGE OF     PERCENTAGE OF    PERCENTAGE OF       PERCENTAGE OF      PERCENTAGE OF
                                 TOTAL DAYS        TOTAL DAYS       TOTAL DAYS          TOTAL DAYS         TOTAL DAYS
                                 (FISCAL YEAR      (QUARTER         (QUARTER            (QUARTER           (QUARTER
PREMIUM/DISCOUNT RANGE           ENDED 4/30/05)    ENDED 6/30/05)   ENDED 3/31/05)      ENDED 12/31/04)    ENDED 9/30/04)
----------------------           ---------------   ---------------   --------------   ------------------   ---------------
Greater than 0.5%                           5/2%            0/0.0%           0/0.0%               0/0.0%            2/3.1%
Between 0.25% and 0.5%                  26/10.3%            1/1.6%           5/8.2%               6/9.4%            6/9.4%
Between 0% and 0.25%                   164/65.1%          45/70.3%         35/57.4%             49/76.6%          40/62.5%
Between -0.25% and 0%                   55/21.8%          17/26.6%         21/34.4%              9/14.1%          14/21.9%
Between  -0.25% and -0.5%                 2/0.8%            1/1.6%           0/0.0%               0/0.0%            2/3.1%
Less than -0.5%                           0/0.0%            0/0.0%           0/0.0%               0/0.0%            0/0.0%
                                 ---------------   ---------------   --------------   ------------------   ---------------
     Total                              252/100%           64/100%          61/100%              64/100%           64/100%
                                 ===============   ===============   ==============   ==================   ===============


POWERSHARES DYNAMIC OTC PORTFOLIO


                                 NUMBER OF         NUMBER OF        NUMBER OF           NUMBER OF          NUMBER OF
                                 DAYS/             DAYS/            DAYS/               DAYS/              DAYS
                                 PERCENTAGE OF     PERCENTAGE OF    PERCENTAGE OF       PERCENTAGE OF      PERCENTAGE OF
                                 TOTAL DAYS        TOTAL DAYS       TOTAL DAYS          TOTAL DAYS         TOTAL DAYS
                                 (FISCAL YEAR      (QUARTER         (QUARTER            (QUARTER           (QUARTER
PREMIUM/DISCOUNT RANGE           ENDED 4/30/05)    ENDED 6/30/05)   ENDED 3/31/05)      ENDED 12/31/04)    ENDED 9/30/04)
----------------------           ---------------   ---------------   --------------   ------------------   ---------------
Greater than 0.5%                         3/1.2%            0/0.0%            0/0.0%            0/0.0%            1/1.6%
Between 0.25% and 0.5%                    7/2.8%            0/0.0%            0/0.0%            0/0.0%            1/1.6%
Between 0% and 0.25%                   157/62.3%          38/59.4%          25/41.0%          40/62.5%          47/73.4%
Between -0.25% and 0%                   78/31.0%          25/39.1%          32/52.5%          24/37.5%          14/21.9%
Between  -0.25% and -0.5%                 6/2.4%            1/1.6%            3/4.9%            0/0.0%            1/1.6%
Less than -0.5%                           1/0.4%            0/0.0%            1/1.6%            0/0.0%            0/0.0%
                                 ---------------   ---------------   ---------------   ---------------   ---------------
     Total                              252/100%           64/100%           61/100%           64/100%           64/100%
                                 ===============   ===============   ===============   ===============   ===============

TOTAL RETURN INFORMATION


The table below presents information about the total return of the Underlying Market Intellidex and Underlying OTC Intellidex in comparison to the total return of the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, respectively. The information presented for the Funds is for the fiscal year ended April 30, 2005.


"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                               AVERAGE ANNUAL         CUMULATIVE ANNUAL
                                                               TOTAL RETURNS SINCE    TOTAL RETURNS SINCE
                                                               INCEPTION* THROUGH     INCEPTION* THROUGH
                                                               APRIL 30, 2005         APRIL 30, 2005
                                                               ------------------------------------------
PowerShares Dynamic Market Portfolio (at NAV)                        21.06%                  46.55%
PowerShares Dynamic Market Portfolio (at Market)                     21.05%                  46.53%
Dynamic Market Intellidex Index                                      22.35%                  49.69%
PowerShares Dynamic OTC Portfolio (at NAV)                           21.80%                  48.36%
PowerShares Dynamic OTC Portfolio (at Market)                        21.83%                  48.43%
Dynamic OTC Intellidex Index                                         22.80%                  50.80%



----------
*  MAY 1, 2003


OTHER INFORMATION


For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution", as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.


Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION

For more detailed information on the Trust, the Funds and Shares, you may request a copy of the Trust's SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual (or Semi-Annual) Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal period. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:        ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)
             Monday through Friday
             8:00 a.m. to 5:00 p.m. Mountain Time

Write:       PowerShares Exchange-Traded Fund Trust
             c/o ALPS Distributors, Inc.
             1625 Broadway, Suite 2200
             Denver, Colorado 80202

Visit:       www.powershares.com


Information about the Funds (including the SAI, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:


       publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

               PowerShares Exchange-Traded Fund Trust

               Wheaton Oaks Professional Building
               855 West Prairie Avenue
               Wheaton, IL 60187
               800.983.0903
               www.powershares.com

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                                    [GRAPHIC]

              POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO - PWB

               POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO - PWV

               POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO - PWJ

                POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO - PWP

              POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO - PWT

               POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO - PWY

                                 AUGUST 30, 2005

          PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to six funds of the Trust, the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each a "Fund" and together, the "Funds"). The other fourteen funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio and PowerShares Zacks Micro Cap Portfolio, are offered through five separate prospectuses. The shares of the Funds (the "Shares") are listed on the American Stock Exchange. Market prices for Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified Index.

          EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        Prospectus Dated August 30, 2005

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                                TABLE OF CONTENTS

Introduction - The PowerShares Exchange-Traded Fund Trust                      3
Who Should Invest in the Funds                                                 3
Tax Advantaged Product Structure                                               3
PowerShares Dynamic Large Cap Growth Potfolio                                  4
PowerShares Dynamic Large Cap Value Portfolio                                  9
PowerShares Dynamic Mid Cap Growth Portfolio                                  12
PowerShares Dynamic Mid Cap Value Portfolio                                   19
PowerShares Dynamic Small Cap Growth Portfolio                                24
PowerShares Dynamic Small Cap Value Portfolio                                 28
Additional Investment Strategies                                              32
Additional Risks                                                              33
Portfolio Holdings                                                            34
Management of the Funds                                                       34
How to Buy and Sell Shares                                                    35
Creations, Redemptions and Transaction Fees                                   36
Dividends, Distributions and Taxes                                            38
Distribution Plan                                                             40
Net Asset Value                                                               40
Fund Service Providers                                                        40
Financial Highlights                                                          40
Intellidex Provider                                                           40
Disclaimers                                                                   41
Other Information                                                             42

            INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of twenty separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the funds (the "Adviser").

The Shares are listed and traded on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the funds.

                         WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

                        TAX ADVANTAGED PRODUCT STRUCTURE

Unlike conventional mutual funds, the Shares are traded throughout the day on the AMEX, whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

Ticker: PWB                           CUSIP: 73935X609
Intraday NAV Ticker: BWW              Underlying Index: Dynamic Large Cap Growth
                                      Intellidex (Ticker: ILH)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth Intellidex(SM) Index (the "Large Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Growth Intellidex is comprised of 50 U.S. large cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Large Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Large Cap Growth Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Growth Intellidex in proportion to their weightings in the Large Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Growth Intellidex, purchase securities not in the Large Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Growth Intellidex. The Fund may sell stocks that are represented in the Large Cap Growth Intellidex in anticipation of their removal from the Large Cap Growth Intellidex or purchase stocks not represented in the Large Cap Growth Intellidex in anticipation of their addition to the Large Cap Growth Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Growth Stocks. The Large Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.




PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Growth Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Large Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Growth Intellidex with the same weightings as the Large Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Growth Intellidex.

LARGE-SIZED COMPANY RISK

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investment)                                   None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses (5)                                                          1.95%
Total Gross Annual Fund Operating Expenses                                  2.45%
Fee Waivers and Expense Assumption(6)                                       1.82%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SECURITIES AND EXCHANGE COMMISSION ("SEC") AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR                      3 YEARS
-----------------------------------
$  126                      $   647


   (1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $63,997 if the Creation Unit is redeemed after one year, and $324,741 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

Ticker: PWW                            CUSIP: 73935X708
Intraday NAV Ticker: DBW               Underlying Index: Dynamic Large Cap Value
                                       Intellidex (Ticker: ILW)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Value Intellidex(SM) Index (the "Large Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Value Intellidex is comprised of 50 U.S. large cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Large Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Large Cap Value Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Value Intellidex in proportion to their weightings in the Large Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Value Intellidex, purchase securities not in the Large Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Value Intellidex. The Fund may sell stocks that are represented in the Large Cap Value Intellidex in anticipation of their removal from the Large Cap Value Intellidex or purchase stocks not represented in the Large Cap Value Intellidex in anticipation of their addition to the Large Cap Value Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Value Stocks. The Large Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.




PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Value Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Large Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value

Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Value Intellidex, with the same weightings as the Large Cap Value Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Value Intellidex.

LARGE-SIZED COMPANY RISK

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           1.66%
Total Gross Annual Fund Operating Expenses                                  2.16%
Fee Waivers and Expense Assumption(6)                                       1.53%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR                      3 YEARS
-----------------------------------
$  116                      $   578


(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $59,100 if the Creation Unit is redeemed after one year, and $289,854 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

Ticker: PWJ                             CUSIP: 73935X807
Intraday NAV Ticker: GBW                Underlying Index: Dynamic Mid Cap Growth
                                        Intellidex (Ticker: ILJ)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth Intellidex(SM) Index (the "Mid Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Growth Intellidex is comprised of 75 U.S. mid cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Mid Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Mid Cap Growth Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Growth Intellidex in proportion to their weightings in the Mid Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Growth Intellidex, purchase securities not in the Mid Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Growth Intellidex. The Fund may sell stocks that are represented in the Mid Cap Growth Intellidex in anticipation of their removal from the Mid Cap Growth Intellidex or purchase stocks not represented in the Mid Cap Growth Intellidex in anticipation of their addition to the Mid Cap Growth Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Mid Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid Cap universe are considered Growth Stocks. The Mid Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.





PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Growth Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Mid Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Growth Intellidex, with the same weightings as the Mid Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Growth Intellidex.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           1.95%
Total Gross Annual Fund Operating Expenses                                  2.45%
Fee Waivers and Expense Assumption(6)                                       1.82%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR                      3 YEARS
-----------------------------------
$  126                      $   647


(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $63,997 if the Creation Unit is redeemed after one year, and $324,741 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                   POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

Ticker: PWP                              CUSIP: 73935X880
Intraday NAV Ticker: HWB                 Underlying Index: Dynamic Mid Cap Value
                                         Intellidex (Ticker: ILP)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value Intellidex(SM) Index (the "Mid Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Value Intellidex is comprised of 75 U.S. mid cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Mid Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Mid Cap Value Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Value Intellidex in proportion to their weightings in the Mid Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Value Intellidex, purchase securities not in the Mid Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Value Intellidex. The Fund may sell stocks that are represented in the Mid Cap Value Intellidex in anticipation of their removal from the Mid Cap Value Intellidex or purchase stocks not represented in the Mid Cap Value Intellidex in anticipation of their addition to the Mid Cap Value Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Mid Cap stocks are divided into Growth and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid Cap universe are considered Value Stocks. The Mid Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.





PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Value Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Mid Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Value Intellidex, with the same weightings as the Mid Cap Value Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Value Intellidex.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           1.64%
Total Gross Annual Fund Operating Expenses                                  2.14%
Fee Waivers and Expense Assumption(6)                                       1.51%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR                      3 YEARS
-----------------------------------
$  116                      $   573


(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $58,762 if the Creation Unit is redeemed after one year, and $287,439 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

Ticker: PWT                           CUSIP: 73935X872
Intraday NAV Ticker: DWB              Underlying Index: Dynamic Small Cap Growth
                                      Intellidex (Ticker: ILK)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth Intellidex(SM) Index (the "Small Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a small capitalization company if it falls within the Small Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Growth Intellidex is comprised of 100 U.S. small cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Small Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Small Cap Growth Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Growth Intellidex in proportion to their weightings in the Small Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Growth Intellidex, purchase securities not in the Small Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap

Growth Intellidex. The Fund may sell stocks that are represented in the Small Cap Growth Intellidex in anticipation of their removal from the Small Cap Growth Intellidex or purchase stocks not represented in the Small Cap Growth Intellidex in anticipation of their addition to the Small Cap Growth Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Growth Stocks. The Small Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.



PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Growth Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Small Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Growth Intellidex, with the same weightings as the Small Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Growth Intellidex.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           1.84%
Total Gross Annual Fund Operating Expenses                                  2.34%
Fee Waivers and Expense Assumption(6)                                       1.71%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:


1 YEAR                      3 YEARS
-----------------------------------
$  122                      $   621


(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $62,140 if the Creation Unit is redeemed after one year, and $311,536 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

Ticker: PWY                            CUSIP: 73935X864
Intraday NAV Ticker: HWB               Underlying Index: Dynamic Small Cap Value
                                       Intellidex (Ticker: ILP)

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Value Intellidex(SM) Index (the "Small Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a mid capitalization company if it falls within the Small Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Value Intellidex is comprised of 100 U.S. small cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

INTELLIDEX METHODOLOGY

The Small Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Small Cap Value Intellidex is adjusted quarterly.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Value Intellidex in proportion to their weightings in the Small Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Value Intellidex, purchase securities not in the Small Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap Value Intellidex. The

Fund may sell stocks that are represented in the Small Cap Value Intellidex in anticipation of their removal from the Small Cap Value Intellidex or purchase stocks not represented in the Small Cap Value Intellidex in anticipation of their addition to the Small Cap Value Intellidex.

INDEX CONSTRUCTION

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:

       (a) The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

       (b) Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Value Stocks. The Small Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.




PRINCIPAL RISKS OF INVESTING IN THE FUND

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Value Intellidex.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Small Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Value Intellidex, with the same weightings as the Small Cap Value Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Value Intellidex.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           1.86%
Total Gross Annual Fund Operating Expenses                                  2.36%
Fee Waivers and Expense Assumption(6)                                       1.73%
Total Net Annual Fund Operating Expenses                                    0.63%

----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.

*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:


1 YEAR                      3 YEARS
-----------------------------------
$  123                      $   626


(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $62,478 if the Creation Unit is redeemed after one year, and $313,939 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                        ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 80% of its total assets in component securities that comprise its Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its Underlying Intellidex, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."

BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

                                ADDITIONAL RISKS

TRADING ISSUES

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

                               PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

                             MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $1.27 billion as of June 30, 2005. PowerShares XTF is currently comprised of twenty exchange-traded funds.

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with the Trust since inception and has been portfolio manager since the Funds' inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001. The Funds' SAI provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to the Underlying Intellidexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

                           HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares trade under the following AMEX symbols:


FUND                                                         AMEX TRADING SYMBOL
----                                                         -------------------
PowerShares Dynamic Large Cap Growth Portfolio                       PWB
PowerShare Dynamic Large Cap Value Portfolio                         PWV
PowerShare Dynamic Mid Cap Growth Portfolio                          PWJ
PowerShares Dynamic Mid Cap Value Portfolio                          PWP
PowerShares Dynamic Small Cap Growth Portfolio                       PWT
PowerShares Dynamic Small Cap Value Portfolio                        PWY

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

FUND SHARE TRADING PRICES

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Funds or their shareholders.

                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

CREATION UNITS

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

PURCHASE

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or
(ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

       -      Your Fund makes distributions,

       -      You sell your Shares listed on the AMEX, and

       -      You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

                                DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                 NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

                             FUND SERVICE PROVIDERS

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing other related audit services.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since the Funds' inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

PowerShares Dynamic Large Cap Growth Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3,
                                                                 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      14.83
Net investment income**                                                    --
Net realized and unrealized loss on investments                         (0.72)
Total from operations                                                   (0.72)
Net asset value at end of period                                 $      14.11
TOTAL RETURN:***                                                        (4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $      8,467
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.45%+
Net investment income, net of waivers                                    0.13%+
Portfolio turnover rate ++                                                  2%

----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Large Cap Value Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3,
                                                                 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.00
Net investment income**                                                  0.05
Net realized and unrealized loss on investments                         (0.52)
Total from operations                                                   (0.47)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                   (0.01)
Net asset value at end of period                                 $      14.52
TOTAL RETURN:***                                                        (3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $     10,166
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.16%+
Net investment income, net of waivers                                    1.99%+
Portfolio turnover rate ++                                                  0%

----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Mid Cap Growth Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3,
                                                                 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.01
Net investment loss**                                                   (0.01)
Net realized and unrealized loss on investments                         (1.08)
Total from operations                                                   (1.09)
Net asset value at end of period                                 $      13.92
TOTAL RETURN:***                                                        (7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $      8,349
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.45%+
Net investment loss, net of waivers                                     (0.20)%+
Portfolio turnover rate ++                                                  1%

----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Mid Cap Value Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3, 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.10
Net investment income**                                                  0.15
Net realized and unrealized loss on investments                         (0.76)
Total from operations                                                   (0.61)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                   (0.02)
Net asset value at end of period                                 $      14.47
TOTAL RETURN:***                                                        (4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $     10,126
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.14%+
Net investment income, net of waivers                                    6.34%+
Portfolio turnover rate ++                                                  1%


----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Small Cap Growth Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3, 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.11
Net investment loss**                                                   (0.01)
Net realized and unrealized loss on investments                         (1.20)
Total from operations                                                   (1.21)
Net asset value at end of period                                 $      13.90
TOTAL RETURN:***                                                        (8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $      9,727
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.34%+
Net investment loss, net of waivers                                     (0.48)%+
Portfolio turnover rate ++                                                  0%

----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Small Cap Value Portfolio


                                                                 FOR THE PERIOD
                                                                 MARCH 3, 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.06
Net investment income**                                                  0.01
Net realized and unrealized loss on investments                         (1.28)
Total from operations                                                   (1.27)
Net asset value at end of period                                 $      13.79
TOTAL RETURN:***                                                        (8.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $      9,651
Ratio to average net assets of:
Expenses, net of waivers                                                 0.63%+
Expenses, prior to waivers                                               2.36%+
Net investment income, net of waivers                                    0.45%+
Portfolio turnover rate ++                                                  0%

----------

* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

                               INTELLIDEX PROVIDER

The AMEX is the Intellidex Provider for the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Funds are entitled to use the respective Intellidex pursuant to a sub-licensing arrangement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event--these announcements are currently available on the Index Daily List on http://www.AMEXtrader.com.

                                   DISCLAIMERS

The "Dynamic Large Cap Growth Intellidex(SM)," "Dynamic Large Cap Value Intellidex(SM)," "Dynamic Mid Cap Growth Intellidex(SM)," "Dynamic Mid Cap Value Intellidex(SM)," "Dynamic Small Cap Growth Intellidex(SM)" and "Dynamic Small Cap Value Intellidex(SM)" are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the underlying index upon which it is based:

FUND                                               UNDERLYING INTELLIDEX
------------------------------------------------   ----------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio     Dynamic Large Cap Growth Intellidex(SM)
PowerShares Dynamic Large Cap Value Portfolio      Dynamic Large Cap Value Intellidex(SM)
PowerShares Dynamic Mid Cap Growth Portfolio       Dynamic Mid Cap Growth Intellidex(SM)
PowerShares Dynamic Mid Cap Value Portfolio        Dynamic Mid Cap Value Intellidex(SM)
PowerShares Dynamic Small Cap Growth Portfolio     Dynamic Small Cap Growth Intellidex(SM)
PowerShares Dynamic Small Cap Value Portfolio      Dynamic Small Cap Value Intellidex(SM)



AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the AMEX, the Dynamic Large Cap Growth Intellidex(SM), Dynamic Large Cap Value Intellidex(SM), Dynamic Mid Cap Growth Intellidex(SM), Dynamic Mid Cap Value Intellidex(SM), Dynamic Small Cap Growth Intellidex(SM) and Dynamic Small Cap Value Intellidex(SM). In addition, the AMEX acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The AMEX does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the AMEX shall have no liability for any errors, omissions, or interruptions therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The AMEX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds, or any other person or entity from the use of the Underlying Intellidexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes even if notified of the possibility of such damages.

                                OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual (or Semi-Annual) Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal period. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:       ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)
            Monday through Friday
            8:00 to 5:00 p.m. Mountain Time

Write:      PowerShares Exchange-Traded Fund Trust
            c/o ALPS Distributors, Inc.
            1625 Broadway, Suite 2200
            Denver, Colorado 80202

Visit:      www.powershares.com

Information about the Funds (including the SAI, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

            publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

PowerShares Exchange-Traded Fund Trust
Wheaton Oaks Professional Building
855 West Prairie Avenue
Wheaton, IL 60187
800.983.0903
www.powershares.com

                     POWERSHARES EXCHANGE-TRADED FUND TRUST


                                 POWERSHARES(TM)

                            xchange traded funds(TM)

                                    [GRAPHIC]


               PowerShares WilderHill Clean Energy Portfolio - PBW

                                 August 30, 2005

          PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to one fund of the Trust, the PowerShares WilderHill Clean Energy Portfolio (the "Fund"). The other nineteen funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio and PowerShares Zacks Micro Cap Portfolio, are offered through five separate prospectuses. The shares of the Fund (the "Shares") are listed on the American Stock Exchange. Market prices for Shares may be different from their net asset value ("NAV"). The Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified Index.

          EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.


          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus Dated August 30, 2005


              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                                TABLE OF CONTENTS


Introduction - The PowerShares Exchange-Traded Fund Trust                      2
Who Should Invest in the Funds                                                 2
Tax Advantaged Product Structure                                               2
PowerShares WilderHill Clean Energy Portfolio                                  3
Additional Investment Strategies                                               9
Additional Risks                                                              10
Portfolio Holdings                                                            11
Management of the Fund                                                        11
How to Buy and Sell Shares                                                    12
Creations, Redemptions and Transaction Fees                                   13
Dividends, Distributions and Taxes                                            15
Distribution Plan                                                             17
Net Asset Value                                                               17
Fund Service Providers                                                        17
Financial Highlights                                                          17
Index Provider                                                                18
Disclaimers                                                                   19
Premium/Discont Information                                                   19
Other Information                                                             19

            INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of twenty separate exchange-traded "index funds." The investment objective of each of the funds, including the Fund, is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the funds, including the dund (the "Adviser").

The Shares are listed and traded on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the funds.


                         WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

                        TAX ADVANTAGED PRODUCT STRUCTURE


Unlike conventional mutual funds, the Shares are traded throughout the day on the AMEX, whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

                  POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO


Ticker: PBW                      CUSIP: 73935X500
Intraday NAV Ticker: BWH         Underlying Index: WilderHill Clean Energy Index
                                 Intellidex (Ticker: ECO)


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the WilderHill Clean Energy Index (the "Clean Energy Index," "Index" or "Underlying Index"), published under the ticker symbol "ECO," a product of WilderShares LLC.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Clean Energy Index. The Adviser will seek to match the performance of the Clean Energy Index. The Clean Energy Index is comprised of companies which are publicly traded in the United States and engaged in a business or businesses which the Clean Energy Index Selection Committee believes stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks are selected based on expert evaluation by the Clean Energy Index Selection Committee. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Companies selected for the Clean Energy Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information.


The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Clean Energy Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Clean Energy Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Clean Energy Index in proportion to their weightings in the Clean Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Clean Energy Index. There may also be instances in which the Adviser may choose to overweight another stock in the Clean Energy Index, purchase securities not in the Clean Energy Index which the Adviser believes are appropriate to substitute for certain securities in the Clean Energy Index or utilize various combinations of other available investment techniques, in seeking to track the Clean Energy Index. The Fund may sell stocks that are represented in the Clean Energy Index in anticipation of their removal from the Clean Energy Index or purchase stocks not represented in the Clean Energy Index in anticipation of their addition to the Clean Energy Index.

INDEX CONSTRUCTION

(1) The Clean Energy Index uses modified equal dollar weighting. No single stock may exceed 3% of the total Clean Energy Index weight at the quarterly rebalancing.

(2) For a stock to be included in the selection universe, a company must be identified as one which has a significant exposure to clean energy, or contribute to the advancement of clean energy or be important to the development of clean energy.

       - Companies in the Clean Energy Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide or particulates--and avoid carbon or contaminants that harm oceans, land, air or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts.

       - Companies under the Clean Energy Index stocks generally will not have their majority interests in the highest-carbon fuels: oil or coal.

       - Large companies with interests outside clean energy may be included if they are significant to this sector.

(3) Market capitalization for the majority of Clean Energy Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Clean Energy Index stocks may have market capitalizations between $50 million and $200 million.

(4)    To be eligible for the Clean Energy Index, a stock must have:

       (i)    three-month average market capitalization of at least $50 million;
              and


       (ii) three-month average closing price above $1.00 if not currently in the Clean Energy Index.


STOCK UNIVERSE

Companies selected for the Clean Energy Index include companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure-play companies in wind, solar power, hydrogen and fuel cells and directly related industries. Companies in emerging clean energy fields, such as wave, tidal, geothermal and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

The Clean Energy Index is currently comprised of companies focused on the following areas:

RENEWABLE ENERGY SUPPLIES-HARVESTING: These are the producers of energy that is renewably-made, or manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels and makers of biofuels derived from renewable vegetable crops, as examples. These renewable methods supply desired electrical power directly where needed--or this 'green' power could be stored as a clean fuel like hydrogen. Wind, solar biofuels, hydro and waste-to-energy notably carry less burden of pollution, and renewable sources allow distributed generation that makes power closer to need. Retailers of clean energy systems are included.

ENERGY STORAGE: This wide-ranging category includes hydrogen storage by compression, hydrides or other means. Advanced batteries hold energy in familiar ways, while flywheels make use of momentum and spinning at high speeds to store energy. Supercapacitors build and then release large amounts of power very quickly. Because most renewable power is not 'firm' meaning not always on--like solar power that works only by day, or wind power just at windy times--joining renewable power with energy storage systems often makes sense.

HYDROGEN PRODUCTION: In the future hydrogen--a gas that's the lightest and most abundant element--may become an 'energy carrier' by moving power made one place to where hopefully it is needed. For instance sun or wind power might be used to convert water into hydrogen, to power personal electronics, homes, cities, cars, etc. Hydrogen used in fuel cells or modified engines may offer an elegant energy path that prevents pollution while becoming better than fossil fuels to boot. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high cost. Hydrogen and fuel cells are in only early technical development, not widely commercialized for energy systems, and are still far more costly than fossil fuels in practice. Presently, nearly all the industrial hydrogen comes from natural gas; smaller systems are emerging to potentially create fuel by electrolysis of water.

ENERGY CONVERSION: These are devices that convert fuels such as hydrogen to electrical power wherever needed. For instance, fuel cells are electrochemical devices that can directly convert a fuel like hydrogen plus air--to desired electricity. They are much more efficient and far cleaner than the combustion engines that burn fossil fuels. They are also fundamentally different from combustion engines of the recent past, with the fuel cell 'stacks' and the balance of plant involving specific components and materials. Alternatively, cleaner combustion can utilize fuels like hydrogen or biofuels, but in a combustion engine that is much less polluting. Energy conversion is critical--but depends on having clean fuels such as hydrogen or liquid biofuels.

CLEANER UTILITIES: Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy--though still costly--is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise--these alternative, independent and renewable approaches to producing utility power to the grid can become increasingly relevant.

POWER DELIVERY AND CONSERVATION: Of importance in clean energy systems are the electronics needed to smooth power outputs, convert DC to AC and match power loads to output. This includes inverters and equipment for power conditioning, and in transport, power management for hybrid, hydrogen and fuel cell vehicles. Superconductors made of exotic materials might allow power to be delivered efficiently over large distances. For computers, uninterruptible power may be desired combining storage with conditioning. Notably products for energy efficiency and conservation broadly conceived are included. This includes various end-use improvements such as appliance makers designing exceptionally energy-efficient goods, or products curtailing need for power in the first place.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Clean Energy Index.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Clean Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Clean Energy Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Clean Energy Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Clean Energy Index, as would be the case if it purchased all of the stocks in the Clean Energy Index with the same weightings as the Clean Energy Index.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Clean Energy Index.


CLEAN ENERGY INDUSTRY CONCENTRATION

The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in this industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK


In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


HOW THE FUND HAS PERFORMED


The Fund commenced operations on March 3, 2005 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES(1)((2)
(fees paid directly from your investments)                                  None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                                             0.50%
Distribution and Service (12b-1) Fees(4)                                    None
Other Expenses(5)                                                           0.85%
Total Gross Annual Fund Operating Expenses                                  1.35%
Fee Waivers and Expense Assumption(6)                                       0.65%
Total Net Annual Fund Operating Expenses                                    0.70%


----------

(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SECURITIES AND EXCHANGE COMMISSION ("SEC") AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.


*      SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:



1 YEAR                      3 YEARS
-----------------------------------
$   94                      $   385



(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $47,769 if the Creation Unit is redeemed after one year, and $193,457 if the Creation Unit is redeemed after three years.


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


                        ADDITIONAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in component securities that comprise its Underlying Index. The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940,


----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Underlying Index, and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the New York Stock Exchange ("NYSE") is open) for additions and deletions to the Fund's Underlying Index to be reflected in the portfolio composition of the Fund.

The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."


BORROWING MONEY

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING


The Fund may lend its portfolio securities. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.


                                ADDITIONAL RISKS

TRADING ISSUES

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE


The net asset value of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.


SECURITIES LENDING

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

                               PORTFOLIO HOLDINGS


A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.


                             MANAGEMENT OF THE FUND


PowerShares Capital Management LLC is a registered investment adviser with its offices at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $1.27 billion as of June 30, 2005. PowerShares XTF is currently comprised of twenty exchange-traded funds.


PowerShares Capital Management LLC has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.


The portfolio manager who is currently responsible for the day-to-day management of the Fund's portfolio is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with the Trust since inception and has been portfolio manager since the Fund's inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001. The Fund's SAI provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser will receive fees from the Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to the Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of the Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Clean Energy Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.


                           HOW TO BUY AND SELL SHARES


The Shares will be issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund's Shares trade under the AMEX symbol "PBW."


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

FUND SHARE TRADING PRICES

The trading prices of Shares of the Fund on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) it is likely that any attempts to market time the Fund by shareholders would result in no negative impact to the Fund or its shareholders.


                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES


CREATION UNITS

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.


Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or
(ii) a participant of The Depository Trust

Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS


An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


REDEMPTION


The Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES


As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.


Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

       -      Your Fund makes distributions,

       -      You sell your Shares listed on the AMEX, and

       -      You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS


Dividends from net investment income, if any, are declared and paid quarterly. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by the Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

                                DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                 NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.


In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


                             FUND SERVICE PROVIDERS


BONY is the administrator, custodian and fund accounting and transfer agent for the Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Fund.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund and performing other related audit services.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

PowerShares WilderHill Clean Energy Portfolio



                                                                 FOR THE PERIOD
                                                                 MARCH 3, 2005*
                                                                 THROUGH
                                                                 APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                           $      15.61
Net investment loss**                                                   (0.01)
Net realized and unrealized loss on investments                         (2.74)
Total from operations                                                   (2.75)
Net asset value at end of period                                 $      12.86
TOTAL RETURN:***                                                       (17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                      $     27,012
Ratio to average net assets of:
Expenses, net of waivers                                                 0.70%+
Expenses, prior to waivers                                               1.35%+
Net investment loss, net of waivers                                     (0.31)%+
Portfolio turnover rate ++                                                  9%



* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                 INDEX PROVIDER

WilderShares LLC ("WilderShares") is the Index Provider for the Fund. WilderShares is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderShares to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

                                   DISCLAIMERS

The "WilderHill Clean Energy Index," the Fund's Underlying Index, is a trademark of WilderShares and has been licensed for use for certain purposes by the Adviser.

The Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX does not make any representation regarding the advisability of investing in Shares of the Fund.

WilderShares makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.


THERE IS NO RELATIONSHIP BETWEEN WILDERSHARES AND THE ADVISER OTHER THAN A LICENSE BY WILDERSHARES TO THE ADVISER OF CERTAIN WILDERSHARES TRADEMARKS AND TRADE NAMES, AND THE INDEX, FOR USE BY THE ADVISER. SUCH TRADEMARKS, TRADE NAMES AND INDEX HAVE BEEN CREATED AND DEVELOPED BY WILDERSHARES WITHOUT REGARD TO THE ADVISER, ITS BUSINESS, THIS PRODUCT AND/OR ANY PROSPECTIVE INVESTOR.


                                OTHER INFORMATION

For purposes of the 1940 Act, the Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING


The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION


For more detailed information on the Trust, Fund and Shares, you may request a copy of the Fund's SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual (or Semi-Annual) Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:


       Call: ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639) Monday through Friday
                       8:00 a.m. to 5:00 p.m. Mountain Time

       Write:          PowerShares Exchange-Traded Fund Trust
                       c/o ALPS Distributors, Inc.
                       1625 Broadway, Suite 2200
                       Denver, Colorado 80202

       Visit:          www.powershares.com


Information about the Fund (including the SAI, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:


    publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.




PowerShares Exchange-Traded Fund Trust

Wheaton Oaks Professional Building
855 West Prairie Avenue
Wheaton, IL 60187
800.983.0903
www.powershares.com

                     POWERSHARES EXCHANGE-TRADED FUND TRUST


                                 POWERSHARES(TM)

                            XCHANGE TRADED FUNDS(TM)



                                    [GRAPHIC]



           POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO - PGJ POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO - PEY



                                 AUGUST 30, 2005

          PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to two funds of the Trust, the PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend Achievers(TM) Portfolio (each a "Fund," and collectively, the "Funds"). The other eighteen funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares WilderHill Clean Energy Portfolio, are offered through five separate prospectuses. The shares of the Funds (the "Shares") are listed on the American Stock Exchange. Market prices for the Shares may be different from their net asset value ("NAV"). The Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified Index.

          EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        Prospectus Dated August 30, 2005


              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                                TABLE OF CONTENTS



Introduction - The PowerShares Exchange-Traded Fund Trust             4

Who Should Invest in the Funds                                        4

Tax Advantaged Product Structure                                      4

PowerShares Golden Dragon Halter USX China Portfolio                  4

PowerShares High Yield Equity Dividend Achievers(TM) Portfolio       11

Additional Investment Strategies                                     16

Additional Risks                                                     17

Portfolio Holdings                                                   18

Management of the Funds                                              18

How to Buy and Sell Shares                                           19

Creaations, Redemptions and Transaction Fees                         20

Dividends, Distributions and Taxes                                   22

Distribution Plan                                                    24

Net Asset Value                                                      24

Fund Service Providers                                               24

Financial Highlights                                                 24

Index Providers                                                      25

Disclaimers                                                          26

Other Information                                                    27

INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST


The Trust is an investment company consisting of twenty separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the funds (the "Adviser").

The Shares are listed and traded on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the funds.


WHO SHOULD INVEST IN THE FUNDS


The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.


TAX ADVANTAGED PRODUCT STRUCTURE


Unlike conventional mutual funds, the Shares are traded throughout the day on the AMEX, whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

              POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO


Ticker: PGJ                          CUSIP: 73935X401
Intraday NAV Ticker: TGJ             Underlying Index: USX China Index (SM)
                                     Intellidex (Ticker: HXC)



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the USX China Index(SM) (the "Index," the "Underlying Index" or the "China Index").

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund will normally invest at least 90% of its total assets in equity securities that comprise the China Index. The Adviser will seek to match the performance of the China Index. The China Index is currently comprised of 38 U.S. exchange-listed stocks of companies that derive a majority of their revenues from the People's Republic of China. The China Index is designed to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


The listing of Chinese companies in the United States is a growing trend. Thus, the China Index is designed to provide valuable insight and access into both leading Chinese companies that have accessed the U.S. capital markets as well as U.S. companies that are predominantly influenced by their operations in China, both of which stand to benefit greatly from the expansion of mainland China.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the China Index. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the China Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the China Index in proportion to their weightings in the China Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the China Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the China Index, purchase securities not in the China Index which the Adviser believes are appropriate to substitute for certain securities in the China Index or utilize various combinations of other available investment techniques, in seeking to track the China Index. The Fund may sell stocks that are represented in the China Index in anticipation of their removal from the China Index or purchase stocks not represented in the China Index in anticipation of their addition to the China Index.

INDEX METHODOLOGY


The China Index is comprised of companies that derive a majority of their revenues from the People's Republic of China, are listed on a major U.S. exchange (i.e., the New York Stock Exchange ("NYSE"), NASDAQ or AMEX) and have a market-cap greater than $50 million, as identified by the USX China Selection Committee (the "Selection Committee"). In addition to these basic requirements, the Selection Committee may consider other factors, including the size of the public float, liquidity and fundamentals of all existing and potential constituents.


INDEX CALCULATION

The China Index is calculated using a modified market-cap weighted methodology. The level of the China Index reflects the total market value of all component stocks relative to a particular base period.


The daily calculation of the China Index is computed by dividing the aggregate market value of all the companies in the China Index by an Index Divisor. The Index Divisor is an arbitrary number; however, it provides a direct link to the original base period of the China Index, keeps the China Index comparable over time and is the central point for all Index maintenance and adjustments.


INDEX MAINTENANCE

Maintaining the China Index includes monitoring and adjusting for company additions and deletions, share changes (issuances or repurchases), stock splits, dividends, rights offerings and stock price adjustments due to restructurings or spinoffs. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the companies in the China Index. Other corporate actions, such as share issuances, change the market value of the China Index and require an Index Divisor adjustment to prevent the value of the China Index from changing.

Adjustments to the Index Divisor for changes in market value leave the Index unaffected by additions and deletions of constituents or corporate action. It maintains accuracy and consistency over time. Divisor adjustments are made after the close of trading and the final calculation of the China Index for that day. The divisor of the China Index has no impact or bearing on the Fund itself.

The key to making adjustments to the Index Divisor is to temporarily freeze the China Index value to make adjustments in market value for a particular event. The China Index value remains the same and only the Index Divisor changes in this calculation. In the event of a net increase in the aggregate market capitalization of the China Index, the Index Divisor increases proportionately.


Thus, the new China Index value going forward, calculated by using the new Index Divisor, is the same as the China Index value before the change in the Index Divisor. Future China Index values are calculated by applying the new Index Divisor to the new market cap.


SHARE CHANGES. Determining the shares outstanding for constituents requires continuous monitoring as shares outstanding frequently change. The China Index receives data feeds from professional financial data vendors to supply this information, and the information is updated daily.

CONSTITUENT STOCKS. The list of the China Index constituents is comprised of the stocks selected, based on expert evaluation, by the Selection Committee from U.S.-listed securities of companies that derive a majority of their revenues from the People's Republic of China.


The stocks are selected based on the following main criteria:

       -      Market capitalization

       -      Exchange traded

       - Demonstrated ability to meet the definition of "majority" of revenues from the People's Republic of China.

The list of component stocks is reviewed on a monthly basis and adjusted on a quarterly basis at the discretion of the Selection Committee. Changes to the make up of constituents are done in accordance with the following guidelines:


(1) Constituents will be added or removed from the China Index after the closing of the last trading day of each calendar quarter (the "Modification Date"). Selection Committee members monitor the universe of potential qualifying constituents. For a new constituent to be considered or removed, the case must be brought to the attention of the Selection Committee at the monthly Selection Committee meeting on the Monday (or the first business day thereafter) prior to the Modification Date.

(2) Qualifying initial public offering ("IPO") companies must trade for 40 trading days prior to consideration for the China Index. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.


(3) Qualifying existing public companies that newly meet the market cap or exchange traded criteria must trade for 40 consecutive trading days in compliance with the set criteria. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.


(4) If a current constituent falls under a $50 million market cap for 40 consecutive trading days, it will be automatically removed from the China Index on the next Modification Date.


(5) If a current constituent is removed from the NYSE, NASDAQ or AMEX to a lower exchange that does not include one of the other three aforementioned major exchanges, it will be automatically removed from the China Index at the next Modification Date.


CHANGES IN THE CHINA INDEX CALCULATION METHODOLOGY. The China Index calculation methodology can be changed by the Selection Committee in the following cases:


       -      A technical error occurred, or

       - A non-standard situation occurred that was not related to market changes and was not accounted for by this methodology, but nevertheless significantly influenced the China Index.

Should a technical error be detected, the China Index will be recalculated as soon as possible. If a non-standard situation occurs, the China Index value is recalculated following the appropriate decision of the Selection Committee and based on expert opinion.


Since recalculation of the China Index is an extraordinary event, the recalculation of the China Index needs to be fully justified. If the China Index is recalculated, an appropriate notice will be posted at www.amex.com. General control and amendments to the existing methodology will be performed by the Selection Committee.

CURRENCY. All prices are in U.S. dollars.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the China Index.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the China Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the China Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the China Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the China Index, as would be the case if it purchased all of the stocks in the China Index, with the same weightings as the China Index.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the China Index.


ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

CHINA EXPOSURE

The value of the securities of companies which derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by the China companies in which the Fund invests.

As an investor in such companies, the Fund will be indirectly subjet to those risks. From time to time, certain of the companies comprising the China Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified as a company which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


HOW THE FUND HAS PERFORMED


The Fund commenced operations on December 9, 2004 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES(1)(2)
(fees paid directly from your investments)                    None*
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from the Fund's assets)
Management Fees                                               0.50%
Distribution and Service (12b-1) Fees(4)                      None
Other Expenses(5)                                             0.47%
Total Gross Annual Fund Operating Expenses                    0.97%
Fee Waivers and Expense Assumption(6)                         0.27%
Total Net Annual Fund Operating Expenses                      0.70%



(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES, AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.60% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.60% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SECURITIES AND EXCHANGE COMMISSION ("SEC") AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.60% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.


*    SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:


1 YEAR                             3 YEARS
------------------------------------------
$   81                             $   291



(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $41,331 if the Creation Unit is redeemed after one year, and $146,530 if the Creation Unit is redeemed after three years.


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


----------
*    SEE "CREATIONS, REDEMPTIONS AND TRANSACTION FEES" LATER IN THIS PROSPECTUS.

         POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO


Ticker: PEY                   CUSIP: 73935X302
Intraday NAV Ticker: HEY      Underlying Index: Dividend Achievers(TM) 50 Index
                              Intellidex (Ticker: DAY)



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE


The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dividend Achievers(TM) 50 Index (the "Index" or the "Underlying Index").


PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its total assets in common stocks of companies that have a consistent record of dividend increases. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the Dividend Achievers(TM) 50 Index. The Adviser will seek to match the performance of the Dividend Achievers(TM) 50 Index. The Dividend Achievers(TM) 50 Index is comprised of 50 stocks selected principally on the basis of dividend yield and consistent growth in dividends. The Index contains only stocks and no debt or fixed income securities. Since 1979, Mergent(R), Inc. ("Mergent") has tracked companies that have had a consistent record of dividend increases. To qualify as a stock included in the universe of "Dividend Achievers(TM)," an issuer must have raised its annual regular cash dividend, on a pre-tax basis, for at least each of the last ten consecutive calendar years. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dividend Achievers(TM) 50 Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dividend Achievers(TM) 50 Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Dividend Achievers(TM) 50 Index in proportion to their weightings in the Dividend Achievers(TM) 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Dividend Achievers(TM) 50 Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Dividend Achievers(TM) 50 Index, purchase securities not in the Dividend Achievers(TM) 50 Index which the Adviser believes are appropriate to substitute for certain securities in the Dividend Achievers(TM) 50 Index or utilize various combinations of other available investment techniques, in seeking to track the Dividend Achievers(TM) 50 Index. The Fund may sell stocks that are represented in the Dividend Achievers(TM) 50 Index in anticipation of their removal from the Dividend Achievers(TM) 50 Index, or purchase stocks not represented in the Dividend Achievers(TM) 50 Index in anticipation of their addition to the Dividend Achievers(TM) 50 Index.


INDEX METHODOLOGY

The Dividend Achievers(TM) 50 Index is designed to track the performance of the 50 companies with the highest dividend yield, chosen from the universe of companies which meet the requirements to be classified as Dividend Achievers(TM). A Dividend Achievers(TM) company must have, among other things, experienced growth in dividends consistently over the last 10 or more fiscal years. The symbol for the Dividend Achievers(TM) 50 Index is DAY.

INDEX CONSTRUCTION

(1) The Dividend Achievers(TM) are identified as companies incorporated in the United States, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and the company must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date.

(2) The universe of companies is ranked according to yield, using the annualized current dividend and the closing price at the reconstitution date, the last trading day in January.

(3) The highest 50 yielding companies are selected for inclusion in the Dividend Achievers(TM) 50 Index.


INDEX REBALANCING AND RECONSTITUTION


The Dividend Achievers(TM) 50 Index is rebalanced on a quarterly basis using a modified equal weighting methodology incorporating current dividend yield. Adjustments are effective after the close of the last trading day of January, April, July and October.

The Dividend Achievers(TM) 50 Index is reconstituted on an annual basis to incorporate the 50 highest yielding stocks among the Dividend Achievers(TM).

INDEX MAINTENANCE

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically.

For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

DIVIDEND PAYMENTS

Dividend payments will be reinvested in the Dividend Achievers(TM) 50 Index on the ex-date.

MERGERS

In the event of a merger between two companies included in the Dividend Achievers(TM) 50 Index, the common shares of the surviving issuer will continue to be represented in the Index. In the event of a merger between a company in the Dividend Achievers(TM) 50 Index and a company not in the Dividend Achievers(TM) 50 Index, the common shares of the surviving issuer will continue to be represented in the Dividend Achievers(TM) 50 Index until further evaluation on the reconstitution date.

ACQUISITIONS

A company will be dropped from the Index in the case of its acquisition. The next highest yielding company in the Dividend Achievers(TM) 50 Index not currently included in the Dividend Achievers(TM) 50 Index and as identified at reconstitution will replace the acquired company.


BANKRUPTCY OR PROLONGED TRADING SUSPENSION


In the event of a bankruptcy, a company will be removed from the Dividend Achievers(TM) 50 Index effective after the close on the date of the filing. In the event that trading in a company included in the Dividend Achievers(TM) 50 Index is suspended, the Index calculation agent in consultation with Mergent shall decide whether the company will be removed from the Index as soon as applicable. For purposes of minimizing the impact to the Dividend Achievers(TM) 50 Index, the company to be deleted will be removed at the value at which it last traded. The next highest yielding company in the Dividend Achievers(TM) 50 Index not currently included in the Dividend Achievers(TM) 50 Index and as identified at reconstitution will replace the company.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Dividend Achievers(TM) 50 Index.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Dividend Achievers(TM) 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dividend Achievers(TM) 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Dividend Achievers(TM) 50 Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Dividend Achievers(TM) 50 Index, as would be the case if it purchased all of the stocks in the Dividend Achievers(TM) 50 Index, with the same weightings as the Dividend Achievers(TM) 50 Index.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dividend Achievers(TM) 50 Index.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

SMALL AND MEDIUM-SIZED COMPANY RISK


Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

DIVIDEND ACHIEVERS(TM) UNIVERSE RISK

At times, the segment of the equity markets represented by the Dividend Achievers(TM) universe (i.e., high yielding dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the Dividend Achievers(TM) 50 Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED


The Fund commenced operations on December 9, 2004 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund



     SHAREHOLDER TRANSACTION EXPENSES(1)(2)
     (fees paid directly from your investments)                      None*
     ANNUAL FUND OPERATING EXPENSES(3)
     (expenses that are deducted from the Fund's assets)
     Management Fees                                                 0.40%
     Distribution and Service (12b-1) Fees(4)                        None
     Other Expenses(5)                                               0.26%
     Total Gross Annual Fund Operating Expenses                      0.66%
     Fee Waivers and Expense Assumption (6)                          0.06%
     Total Net Annual Fund Operating Expenses                        0.60%



(1) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.

(2) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.

(3)    EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(4) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(5)    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES, AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.50% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2006. THE OFFERING COSTS EXCLUDED FROM THE 0.50% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.50% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.


*    SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:



1 YEAR                          3 YEARS
---------------------------------------
$   63                          $   207



(1) THE COSTS UNDER THE ONE-YEAR EXAMPLE REFLECT THE ADVISER'S AGREEMENT WITH THE FUND TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE LEVEL SPECIFIED IN THE FEE TABLE. THE COST UNDER THE THREE-YEAR EXAMPLE DOES NOT REFLECT THIS AGREEMENT.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units.

Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $32,679 if the Creation Unit is redeemed after one year, and $104,592 if the Creation Unit is redeemed after three years.


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.



----------
*    SEE "CREATIONS, REDEMPTIONS AND TRANSACTION FEES" LATER IN THIS PROSPECTUS.

ADDITIONAL INVESTMENT STRATEGIES


Each Fund will normally invest at least 80% of its total assets in component securities that comprise its Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund. The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."


BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING


Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.


ADDITIONAL RISKS

TRADING ISSUES

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.


FLUCTUATION OF NET ASSET VALUE

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.


                               PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.


                             MANAGEMENT OF THE FUNDS


PowerShares Capital Management LLC is a registered investment adviser with its offices at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $1.27 billion as of June 30, 2005. PowerShares XTF is currently comprised of twenty exchange-traded funds.


PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.


The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with the Trust since inception and has been portfolio manager since the Funds' inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001. The Funds' SAI provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser will receive fees from the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio equal to 0.50% and 0.40%, respectively, of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% and 0.50%, for the

PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, respectively, of average daily net assets per year. The offering costs excluded from the 0.60% or 0.50%, as applicable, expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund, in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.


HOW TO BUY AND SELL SHARES


The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the PowerShares Golden Dragon Halter USX China Portfolio trade under the AMEX symbol "PGJ." The Shares of the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio trade under the AMEX symbol "PEY."


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

FUND SHARE TRADING PRICES

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.


CREATIONS, REDEMPTIONS AND TRANSACTION FEES


CREATION UNITS

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or
(ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


REDEMPTION


Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES


As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.


Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

       -      Your Fund makes distributions,

       -      You sell your Shares listed on the AMEX, and

       -      You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES


Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS


An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE


The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


FUND SERVICE PROVIDERS


BONY is the administrator, custodian and fund accounting and transfer agent for the Funds. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since the Funds' inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


PowerShares Golden Dragon Halter USX China Portfolio


                                                            FOR THE PERIOD
                                                            DECEMBER 9,
                                                            2004*
                                                            THROUGH
                                                            APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                      $        14.55
Net investment income**                                               0.06
Net realized and unrealized loss on investments                      (1.61)
Total from operations                                                (1.55)
Net asset value at end of period                            $        13.00
TOTAL RETURN:***                                                    (10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                 $       49,384
Ratio to average net assets of:
Expenses, net of waivers                                              0.70%+
Expenses, prior to waivers                                            0.97%+
Net investment income, net of waivers                                 1.24%+
Portfolio turnover rate ++                                               9%

PowerShares High Yield Equity Dividend Achievers Portfolio



                                                            FOR THE PERIOD
                                                            DECEMBER 9,
                                                            2004*
                                                            THROUGH
                                                            APRIL 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period                      $        14.79
Net investment income**                                               0.18
Net realized and unrealized loss on investments                      (0.39)
Total from operations                                                (0.21)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (0.17)
Net asset value at end of period                            $        14.41
TOTAL RETURN:***                                                     (1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                 $      314,245
Ratio to average net assets of:
Expenses, net of waivers                                              0.60%+
Expenses, prior to waivers                                            0.66%+
Net investment income, net of waivers                                 3.57%+
Portfolio turnover rate ++                                              21%



* Commencement of Investment Operations.
** Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+ Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


INDEX PROVIDERS

Halter Financial Group, Inc. ("Halter Financial") is the Index Provider for the Golden Dragon Halter USX China Portfolio. Halter Financial is not affiliated with the Trust, the Adviser or the Distributor.

Mergent is the Index Provider for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio. Mergent is not affiliated with the Trust, the Adviser or the Distributor.

DISCLAIMERS

The "USX China Index" is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser.

The "Dividend Achievers(TM) 50 Index" is a trademark of Mergent and has been licensed for use for certain purposes by the Adviser.


The Funds are not sponsored, endorsed, sold or promoted by Halter Financial or Mergent, and Halter Financial and Mergent do not make any representation regarding the advisability of investing in Shares of the Funds.

USX China Index's only relationship to the Adviser is Halter Financial's licensing to the Adviser certain trademarks, the USX China Index and trade names, which are composed by Halter Financial without regard to the Adviser, this product or any investor.


Mergent's only relationship to the Adviser is Mergent's licensing to the Adviser certain Mergent trademarks, the Underlying Index and trade names, which are composed by Mergent without regard to the Adviser, this product or any investor.


The Trust and its Shares are not sponsored, endorsed, sold or promoted by Mergent. Mergent makes no representation or warranty, express or implied, to the shareholders of this exchange-traded fund (ETF) or any member of the public regarding the advisability of investing in securities generally or in this ETF particularly or the ability of any data supplied by Mergent to track general stock market performance. Mergent's only relationship to this Trust is the licensing of certain trademarks and trade names of Mergent and of the data supplied by Mergent which is determined, composed and calculated by Mergent without regard to this ETF or its common shares. Mergent has no obligation to take the needs of the Adviser or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Mergent. Mergent is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Mergent has no obligation or liability in connection with the administration, marketing or trading of this ETF or its common shares.

MERGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO EXPRESS OR IMPLIED WARRRANITES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT SHALL MERGENT HAVE ANY LIABILTIY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


The Adviser does not guarantee the accuracy and/or the completeness of the Dividend Achievers(TM) 50 Index, the China Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Dividend Achievers(TM) 50 Index, the China Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dividend Achievers(TM) 50 Index, the China Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Dividend Achievers(TM) 50 Index and the China Index even if notified of the possibility of such damages.

OTHER INFORMATION


For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.


CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION


For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual (or Semi-Annual) Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal period. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:


Call:       ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)
            Monday through Friday

            8:00 to 5:00 p.m. Mountain Time

Write:      PowerShares Exchange-Traded Fund Trust
            c/o ALPS Distributors, Inc.
            1625 Broadway, Suite 2200
            Denver, Colorado 80202
Visit:      www.powershares.com


Information about the Funds (including the SAI, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:


               publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.


               PowerShares Exchange-Traded Fund Trust
               Wheaton Oaks Professional Building
               855 West Prairie Avenue
               Wheaton, IL 60187
               800.983.0903
               www.powershares.com

                    INVESTMENT COMPANY ACT FILE NO. 811-21265

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                      POWERSHARES DYNAMIC MARKET PORTFOLIO

                        POWERSHARES DYNAMIC OTC PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED AUGUST 30, 2005


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated August 30, 2005 (the "Prospectus") for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (each a "Fund," and collectively, the "Funds"), each a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.

                                TABLE OF CONTENTS

General Description of the Trust and the Funds                                2

Exchange Listing and Trading                                                  2

Investment Restrictions and Policies                                          3

Investment Policies and Risks                                                 5

General Considerations and Risks                                              8

Management                                                                   11

Brokerage Transactions                                                       19

Additional Information Concerning the Trust                                  19

Creation and Redemption of Creation Unit Aggregations                        24

Taxes                                                                        32

Federal Tax Treatment of Futures and Options Contracts                       35

Determination of NAV                                                         35

Dividends and Distributions                                                  36

Miscellaneous Information                                                    36

Financial Statements                                                         36

Appendix A (Proxy Voting Policies and Procedures)                            39


                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


     The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series, or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty investment portfolios. This SAI relates to two of the investment portfolios, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (each a "Fund," and collectively, the "Funds"). The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

     The Funds are managed by PowerShares Capital Management LLC (the
"Adviser").

     Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are traded on the American Stock Exchange (the "AMEX") at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations". In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING


     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.


     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.


                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

     The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex (sm) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex(sm) Index" (the "Underlying Index").


INVESTMENT RESTRICTIONS


     The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. Each Fund, as a fundamental policy, may not:

     (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).


     (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.


     (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).


     (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).


     (9)  Issue senior securities, except as permitted under the 1940 Act.


     Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.


     The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, the Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.


     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.


     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

                          INVESTMENT POLICIES AND RISKS

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.


     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service or "A-1+" or "A-1" by Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements, and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


     INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.


     ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.


     A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.


     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Funds may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon except as set forth in the Funds' Prospectus and this SAI.


     Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

     A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

     The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

     RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

     Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.


     Utilization of futures and options on futures by the Funds involve the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.


     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

     Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.


     RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


                                   MANAGEMENT

     The general supervision of the duties performed by the Adviser for each Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three (3) Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two (2) Trustees (the "Management Trustees") are affiliated with the Adviser.


     The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to the Funds on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's twenty portfolios.

                                                                                     NUMBER OF
                                                TERM OF                              PORTFOLIOS IN
                                   POSITION(S)  OFFICE AND   PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF           HELD WITH    LENGTH OF    OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               TRUST        TIME SERVED* PAST 5 YEARS            TRUSTEES         BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)              Trustee      Since 2003   Member, Bell, Boyd &           20        None
c/o PowerShares Capital                                      Lloyd LLC
Management LLC                                               (1989-present)
855 West Prairie Ave.
Wheaton, IL 60187

----------
* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Trustee/Officer serves an indefinite term, until his successor is elected.

                                                                                     NUMBER OF
                                                TERM OF                              PORTFOLIOS IN
                                   POSITION(S)  OFFICE AND   PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF           HELD WITH    LENGTH OF    OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               TRUST        TIME SERVED* PAST 5 YEARS            TRUSTEES         BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Ronn R. Bagge (47)                 Trustee      Since 2003   YQA Capital Management         20        Advisor of Park
YQA Capital Management, LLC                                  LLC (July                                Industries, Inc.
1755 S.  Naperville Rd., Suite 100                           1998-Present);                           (manufacturer);
Wheaton, IL 60187                                            formerly Owner/CEO of                    Director of
                                                             Electronic Dynamic                       MasterCare
                                                             Balancing Co., Inc.                      Experts, Inc.
                                                             (high-speed rotating                     (consumer
                                                             equipment service                        services);
                                                             provider)                                Advisor of IVCF
                                                                                                      Great Lakes Region
                                                                                                      (non profit);
                                                                                                      Director of Living
                                                                                                      Waters Wilderness
                                                                                                      Adventure Inc.
                                                                                                      (non-profit);
                                                                                                      Director of
                                                                                                      Wheaton Christian
                                                                                                      Grammar School

Philip M. Nussbaum (43)            Trustee      Since 2003   Chairman, Performance          20        None
c/o PowerShares Capital                                      Trust Capital Partners
Management LLC                                               (formerly Betzold,
855 West Prairie Ave.                                        Berg, Nussbaum &
Wheaton, IL 60187                                            Heitman, Inc.);
                                                             formerly
                                                             Managing Director,
                                                             Communication
                                                             Institute (May 2002 -
                                                             August 2003);
                                                             Executive Vice
                                                             President of Finance,
                                                             Betzold, Berg,
                                                             Nussbaum & Heitman,
                                                             Inc.  (March 1994-July
                                                             1999)

----------
* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.


The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                NUMBER OF
                                           TERM OF                              PORTFOLIOS
                                           OFFICE AND                           IN FUND
                            POSITION(S)    LENGTH       PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF    HELD  WITH     OF TIME      OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES         TRUST          SERVED*      PAST 5 YEARS            BY TRUSTEES HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------
John Southard (35)          Trustee and    Since 2003   Managing Director,          20      None
c/o PowerShares Capital     Treasurer                   PowerShares Capital
Management LLC                                          Management LLC (August
855 West Prairie Ave.                                   2002-Present);
Wheaton, IL 60187                                       Analyst, Charles A.
                                                        Schwab Securities (May
                                                        2001-August 2002);
                                                        Analyst, Nike
                                                        Securities (October
                                                        1992 - May 2001)

H. Bruce Bond (42)          Trustee and    Since 2003   Managing Director,          20      None
c/o PowerShares Capital     Chief                       PowerShares Capital
Management LLC              Executive                   Management LLC (August
855 West Prairie Ave.       Officer                     2002-Present);
Wheaton, IL 60187                                       Manager, Nuveen
                                                        Investments (April
                                                        1998-August 2002)

NAME, ADDRESS AND AGE OF        POSITION(S) WITH  LENGTH OF TIME
EXECUTIVE OFFICER               TRUST             SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Keith Ovitt (42)                Secretary         Since 2003        Managing Director, PowerShares Capital
c/o PowerShares Capital                                             Management LLC (April 2003-Present);
Management LLC                                                      President, Ovitech (2002-2003); Vice
855 West Prairie Ave.                                               President of Information Systems for DFG
Wheaton, IL 60187                                                   Foods, LLC (Division of FoodBrands
                                                                    America/Tyson Foods) (1999 - 2002);
                                                                    Systems Manager, Nabisco Biscuit Company
                                                                    (1997-1999)

Kevin R. Gustafson (39)         Chief Compliance  Since 2004        General Counsel and Chief Compliance
c/o PowerShares Capital         Officer                             Officer, PowerShares Capital Management
Management LLC                                                      LLC (September 2004-Present); Attorney,
855 West Prairie Ave.                                               Nyberg & Gustafson (2001-2004); Attorney,
Wheaton, IL 60187                                                   Burke, Warren, McKay & Serritella, P.C.
                                                                    (1997-2000)

----------
* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                        DOLLAR RANGE OF EQUITY       SECURITIES IN ALL REGISTERED
                            DOLLAR RANGE OF EQUITY         SECURITIES IN THE       INVESTMENT COMPANIES OVERSEEN BY
                        SECURITIES IN THE POWERSHARES    POWERSHARES DYNAMIC        TRUSTEE IN FAMILY OF INVESTMENT
                           DYNAMIC MARKET PORTFOLIO         OTC PORTFOLIO                      COMPANIES
NAME OF TRUSTEE           (AS OF DECEMBER 31, 2004)    (AS OF DECEMBER 31, 2004)      (AS OF DECEMBER 31, 2004)
---------------------------------------------------------------------------------------------------------------------
D. Mark McMillan                     None                        None                           None

Ronn R. Bagge                  $10,001-$50,000                   None                     $50,001-$100,000

Philip M. Nussbaum                $0-$10,000                  $0-$10,000                   $10,001-$50,000

John W. Southard               $10,000- $50,000                  None                      $10,001-$50,000

H. Bruce Bond                 $50,001- $100,000             $10,001-$50,000                 over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Effective May 1, 2005, the Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

The Board of Trustees of the Trust met seven times during the fiscal year ended April 30, 2005.

The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2005, the Audit Committee held three meetings. There is no separate nominating or investment committee.

The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2005:

                                AGGREGATE      PENSION OR RETIREMENT
                              COMPENSATION   BENEFITS ACCRUED AS PART OF   TOTAL COMPENSATION PAID
NAME OF TRUSTEE                 FROM TRUST         FUND EXPENSES             FROM FUND COMPLEX
D. Mark McMillan                $ 12,000                 N/A                     $  12,000

Ronn R. Bagge                   $ 12,000                 N/A                     $  12,000

Philip M. Nussbaum              $ 12,000                 N/A                     $  12,000

John W. Southard                   N/A                   N/A                         N/A

H. Bruce Bond                      N/A                   N/A                         N/A

     The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.


     INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisors and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

     The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.

     PORTFOLIO MANAGER. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

     Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

     Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

     As of April 30, 2005, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

     INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee of 0.50% of its average daily net assets. For the fiscal year ended April 30, 2004, the Adviser earned $221,836 and $141,602 for investment advisory services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively, of which $201,799 and $141,602, respectively, was waived by the Adviser, and for the fiscal year ended April 30, 2005, the Adviser earned $944,380 and $247,270 for investment advisory services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively, of which $187,064 and $227,090, respectively, was waived by the Adviser.

     Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, until April 30, 2006, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year.

     Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 28, 2006, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

     PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.


     ADMINISTRATOR. The Bank of New York Company, Inc. ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

     BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.


     Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets. For the fiscal year ended April 30, 2004, BONY earned $13,362 and $8,574 for administrative services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively, and for the fiscal year ended April 30, 2005, BONY earned $60,000 and $60,000 for administrative services provided to the PowerShares

Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively.

     CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

     DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units. For the fiscal years ended April 30, 2004 and April 30, 2005, the Funds did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Agreement.

     12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of the average daily net assets of the respective Fund.


     Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.


     AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).


     INDEX PROVIDER. The PowerShares Dynamic Market Portfolio will be based upon the Dynamic Market Intellidex(sm) Index and the PowerShares Dynamic OTC Portfolio will be based upon the Dynamic OTC Intellidex(sm) Index compiled by the AMEX. The AMEX is not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX. The Funds reimburse the Adviser for the licensing fee payable to the AMEX.

     The only relationships that the AMEX has with the Adviser or Distributor of the Funds in connection with the Funds are that the AMEX has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Funds. The AMEX has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS


     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.


     In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.


     The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price. For the fiscal year ended April 30, 2004 the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio paid aggregate brokerage commissions of $58,981 and $61,053, respectively. As of April 30, 2005, neither Fund held any securities of its regular broker-dealers. For the fiscal year ended April 30, 2005 the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio paid aggregate brokerage commissions of $212,404 and $119,545, respectively.

     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 100%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the fiscal year ended April 30, 2004, the portfolio turnover rate for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio was 58% and 79%, respectively. For the fiscal year ended April 30, 2005, the portfolio turnover rate for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio was 94% and 112%, respectively.


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

     The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

     The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of twenty funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

     Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.


     Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.


     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

     The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

     Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.


     The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).


     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


     CONTROL PERSONS. No single person beneficially owns 25% or more of the Trust's or a Fund's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of a Fund's outstanding equity securities as of August 2, 2005:


                      POWERSHARES DYNAMIC MARKET PORTFOLIO


NAME & ADDRESS                                                         % OWNED
-------------------------------------------------------------------------------
American Express                                                          25.15
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                                                            14.92
211 Main Street
San Francisco, CA 94105

Citigroup                                                                 13.03
333 West 34th Street
New York, NY 10001

Merrill Lynch                                                              8.29
4 Corporate Place
Piscataway, NJ 08854

First Clear                                                                5.12
901 East Byrd Street
Richmond, VA  23219


                        POWERSHARES DYNAMIC OTC PORTFOLIO


NAME & ADDRESS                                                         % OWNED
--------------------------------------------------------------------------------
Citigroup                                                                 21.28
333 West 34th Street
New York, NY 10001

First Clear                                                               11.13
901 East Byrd Street
Richmond, VA  23219

MSDW, Inc.                                                                11.13
1221 Avenue of the Americas
New York, NY  10020

American Express                                                          10.47
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                                                             8.16
211 Main Street
San Francisco, CA 94105

Merrill Lynch                                                              7.74
4 Corporate Place
Piscataway, NJ 08854

National Financial Services LLC                                            6.81
200 Liberty Street
New York, NY  10281


     BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

     DTC ACTS AS SECURITIES DEPOSITORY FOR FUND SHARES. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

     PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.


     The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

          QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission on Form N-Q. The Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Form N-Q for the Trust may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q for each Fund is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

     PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

     CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

     The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

     CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.


     A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund

Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.


     THE CASH COMPONENT is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" --an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.


     Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of each Fund until such time as the next-announced composition of the Deposit Securities is made available.


     The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.


     PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the

Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.


     All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.


     PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

     PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.


     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


     ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.


     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


     CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.


     The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,500.


     REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.


     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


     REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.

Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

     PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

     PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.


     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.

In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.


     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

     The chart below describes in further detail the placement of redemption orders outside the clearing process.

                             TRANSMITTAL DATE        NEXT BUSINESS DAY        SECOND BUSINESS     THIRD BUSINESS DAY
                             (T)                     (T+1)                    DAY (T+2)           (T+3)
--------------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

STANDARD ORDERS              4:00 p.m.               No action.               No action.          Creation Unit
                             Order must be received                                               Aggregations will be
                             by the Distributor.                                                  delivered.

CUSTOM ORDERS                3:00 p.m.               No action.               No action.          Creation Unit
                             Order must be received                                               Aggregations will be
                             by the Distributor.                                                  delivered.
                             Orders received after
                             3:00 p.m. will be
                             treated as standard
                             orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS              4:00 p.m. (ET)          11:00 a.m. (ET)          No action.          Creation Unit
                             Order in proper form    Deposit Securities must                      Aggregations will be
                             must  be  received  by  be received by the                           delivered.
                             the Distributor.        Fund's account through
                                                     DTC.
                                                     2:00 p.m. (ET)
                                                     Cash Component must be
                                                     received by the
                                                     Custodian.

                             TRANSMITTAL DATE        NEXT BUSINESS DAY        SECOND BUSINESS     THIRD BUSINESS DAY
                             (T)                     (T+1)                    DAY (T+2)           (T+3)
--------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS CREATED      4:00 p.m. (ET)          11:00 a.m. (ET)          No action.          1:00 p.m.
IN ADVANCE OF RECEIPT BY     Order in proper form    Available Deposit                            Missing Deposit
THE TRUST OF ALL OR A        must  be  received  by  Securities.                                  Securities are due to
PORTION OF THE DEPOSIT       the Distributor.        Cash in an amount equal                      the Trust or the
SECURITIES                                           to the  sum of (i)  the                      Trust may use cash on
                                                     Cash Component, plus                         deposit to purchase
                                                     (ii) 115% of the market                      missing Deposit
                                                     value of the                                 Securities. Creation
                                                     undelivered                                  Unit Aggregations will
                                                     Deposit Securities.                          be delivered

CUSTOM ORDERS                3:00 p.m.               11:00 a.m. (ET)          No action.          Creation Unit
                             Order in proper form    Deposit Securities must                      Aggregations will be
                             must  be  received  by  be received by the                           delivered.
                             the Distributor.        Fund's account through
                             Orders received after   DTC. 2:00 p.m. (ET)
                             3:00 p.m. will be       Cash Component must
                             treated as standard     be received by the
                             orders.                 Orders Custodian.

REDEMPTION THROUGH
NSCC

STANDARD ORDERS              4:00 p.m. (ET)          No action.               No action.          Fund Securities and
                             Order must be received                                               Cash Redemption
                             by the Transfer Agent                                                Amount will be
                             Orders received after                                                transferred.
                             4:00 p.m. (ET) will be
                             deemed received on the
                             next business day
                             (T+1).

CUSTOM ORDERS                3:00 p.m. (ET)          No action.               No action.          Fund Securities and
                             Order must be received                                               Cash Redemption
                             by the Transfer Agent                                                Amount will be
                             Orders received after                                                transferred.
                             3:00 p.m. will be
                             treated as standard
                             orders

REDEMPTION OUTSIDE OF
NSCC

STANDARD ORDERS              4:00 p.m. (ET)          11:00 a.m. (ET)          No action.          Fund Securities and
                             Order must be received  Fund Shares must be                          Cash Redemption
                             by the Transfer Agent   delivered through DTC                        Amount  is  delivered
                             Orders received after   to the Custodian.                            to the redeeming
                             4:00 p.m. (ET) will be  2:00 p.m. Cash                               beneficial owner.
                             deemed received on the  Component, if any, is
                             next business day       due.
                             (T+1).                  *If the order is not in
                                                     proper form or the Fund
                                                     Shares are not
                                                     delivered, then the
                                                     order will not be
                                                     deemed received as of
                                                     T.

                             TRANSMITTAL DATE        NEXT BUSINESS DAY        SECOND BUSINESS     THIRD BUSINESS DAY
                             (T)                     (T+1)                    DAY (T+2)           (T+3)
--------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS                3:00 p.m. (ET)          11:00 a.m. (ET)          No action.          Fund Securities and
                             Order must be received  Fund Shares must be                          Cash Redemption
                             by the Transfer Agent   delivered through DTC                        Amount  is  delivered
                             Orders received after   to the Custodian.                            to the redeeming
                             3:00 p.m. will be       2:00 p.m.                                    beneficial owner.
                             treated as standard     Cash Component, if any,
                             orders.                 is due.
                                                     *If the order is not in
                                                     proper form or the Fund
                                                     Shares are not
                                                     delivered, then the
                                                     order will not be
                                                     deemed received as
                                                     of T.

                                      TAXES

     Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

     Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

     A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


     As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, such Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.


     Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.

     The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

     Distribution of ordinary income and capital gains may also be subject to state and local taxes.

     Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.


     Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.


     Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws.

Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.

     Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.


     In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.


     Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

     The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.


     In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

     GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

     DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

     COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm of the Trust. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS. The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the fiscal year ended April 30, 2005 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.


                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I.   POLICY

     PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

     When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II. PURPOSE

     The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

     John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

     John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV. PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

     Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.   OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.   Proposals to stagger board members' terms;

b.   Proposals to limit the ability of shareholders to call special meetings;

c.   Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.   Proposals regarding "fair price" provisions;

f.   Proposals regarding "poison pill" provisions; and

g.   Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.   APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.   Date and place of annual meeting.

4.   Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.


6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.


The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.   Eliminate preemptive rights

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9.   Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.   CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.   Director compensation.

2.   Eliminate director mandatory retirement policy

3.   Rotate annual meeting location/date

4.   Option and stock grants to management and directors

5.   Proposals to reincorporate into another state.

                    INVESTMENT COMPANY ACT FILE NO. 811-21265
                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
                       POWERSHARES MID CAP VALUE PORTFOLIO
                     POWERSHARES SMALL CAP GROWTH PORTFOLIO
                      POWERSHARES SMALL CAP VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED AUGUST 30, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated August 30, 2005 (the "Prospectus") for the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio, each of which is a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.



                                TABLE OF CONTENTS



General Description of the Trust and the Funds                                 1
Exchange Listing and Trading                                                   1
Investment Restrictions and Policies                                           2
General Considerations and Risks                                               7
Management                                                                     9
Brokerage Transactions                                                        19
Additional Information Concerning the Trust                                   20
Creation and Redemption of Creation Unit Aggregations                         25
Taxes                                                                         34
Federal Tax Treatment of Futures and Options Contracts                        36
Determination of NAV                                                          36
Dividends and Distributions                                                   37
Miscellaneous Information                                                     37
Financial Statements                                                          37
Appendix A (Proxy Voting Policies and Procedures)                             38

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty investment portfolios. This SAI relates to six of the investment portfolios: the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each a "Fund" and together, the "Funds"). The shares of the Funds are referred to herein as "Shares" or "Fund Shares."


The Funds are managed by PowerShares Capital Management LLC (the "Adviser").


The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are traded on the American Stock Exchange (the "AMEX") at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.


The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES


The investment objective of the PowerShares Dynamic Large Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Growth Intellidex(SM) Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Value Intellidex(SM) Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Growth Intellidex(SM) Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Value Intellidex(SM) Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Growth Intellidex(SM) Index" (the "Underlying Index").

The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Value Intellidex(SM) Index" (the "Underlying Index").


INVESTMENT RESTRICTIONS

The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. Each Fund, as a fundamental policy, may not:

(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)    Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of each Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, each Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

     As identified in the Prospectus, each Fund is subject to a nonfundamental investment policy relating to the type of security identified in the Fund's name, which may be amended by the Board subject to 60 days' written notice to shareholders.

                          INVESTMENT POLICIES AND RISKS

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.


Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.


REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service or "A-1+" or "A-1" by Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions,
(i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets of investment companies in the aggregate.

REAL ESTATE INVESTMENT TRUSTS ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.


An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.


Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this SAI.


Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.


The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's twenty portfolios.

                                                TERM OF                              NUMBER OF
                                                OFFICE AND                           PORTFOLIOS IN
                                   POSITION(S)  LENGTH OF    PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF           HELD WITH    TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               TRUST        SERVED*      PAST 5 YEARS            TRUSTEES         BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)              Trustee      Since 2003   Member, Bell, Boyd &    20               None
c/o PowerShares Capital                                      Lloyd LLC (1989-
Management LLC                                               present)
855 West Prairie Ave.
Wheaton, IL 60187

Ronn R. Bagge (47)                 Trustee      Since 2003   YQA Capital             20               Advisor of Park
YQA Capital Management, LLC                                  Management LLC (July                     Industries, Inc.
1755 S. Naperville Rd., Suite 100                            1998-Present); formerly                  (manufacturer);
Wheaton, IL 60187                                            Owner/CEO of                             Director of
                                                             Electronic Dynamic                       MasterCare
                                                             Balancing Co., Inc.                      Experts, Inc.
                                                             (high-speed rotating                     (consumer
                                                             equipment service                        services);
                                                             provider)                                Advisor of IVCF
                                                                                                      Great Lakes Region
                                                                                                      (non profit);
                                                                                                      Director of Living
                                                                                                      Waters Wilderness
                                                                                                      Adventure Inc.
                                                                                                      (non-profit);
                                                                                                      Director of
                                                                                                      Wheaton Christian
                                                                                                      Grammar School

Philip M. Nussbaum (43)            Trustee      Since 2003   Chairman, Performance   20               None
c/o PowerShares Capital                                      Trust Capital Partners
Management LLC                                               (formerly Betzold,
855 West Prairie Ave.                                        Berg, Nussbaum &
Wheaton, IL 60187                                            Heitman, Inc.);
                                                             formerly Managing
                                                             Director,
                                                             Communication
                                                             Institute (May 2002 -
                                                             August 2003);
                                                             Executive Vice
                                                             President of Finance,
                                                             Betzold, Berg,
                                                             Nussbaum & Heitman,
                                                             Inc. (March 1994-July
                                                             1999)


----------

* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                                     NUMBER OF
                                                TERM OF                              PORTFOLIOS
                                                OFFICE AND                           IN FUND
                                   POSITION(S)  LENGTH       PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF           HELD WITH    OF TIME      OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES                TRUST        SERVED*      PAST 5 YEARS            BY TRUSTEES      HELD BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
John Southard (35)                 Trustee and  Since 2003   Managing Director,      20               None
c/o PowerShares Capital            Treasurer                 PowerShares Capital
Management LLC                                               Management LLC
855 West Prairie Ave.                                        (August 2002-Present);
Wheaton, IL 60187                                            Analyst, Charles A.
                                                             Schwab Securities (May
                                                             2001-August 2002);
                                                             Analyst, Nike
                                                             Securities (October
                                                             1992 - May 2001)

H. Bruce Bond (42)                 Trustee and  Since 2003   Managing Director,      20               None
c/o PowerShares Capital            Chief                     PowerShares Capital
Management LLC                     Executive                 Management LLC
855 West Prairie Ave.              Officer                   (August 2002-Present);
Wheaton, IL 60187                                            Manager, Nuveen
                                                             Investments (April
                                                             1998-August 2002)


----------

* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.



                                                  TERM OF OFFICE
NAME, ADDRESS AND AGE           POSITION(S) HELD  AND LENGTH OF
OF EXECUTIVE OFFICER            WITH TRUST        TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Keith Ovitt (42)                Secretary         Since 2003        Managing Director, PowerShares Capital
c/o PowerShares Capital                                             Management LLC (April 2003-Present);
Management LLC                                                      President, Ovitech (2002-2003); Vice President
855 West Prairie Ave.                                               of Information Systems for DFG Foods, LLC
Wheaton, IL 60187                                                   (Division of FoodBrands America/Tyson Foods)
                                                                    (1999 - 2002); Systems Manager, Nabisco
                                                                    Biscuit Company (1997-1999)

Kevin R. Gustafson (39)         Chief Compliance  Since 2004        General Counsel and Chief Compliance Officer,
c/o PowerShares Capital         Officer                             PowerShares Capital Management LLC (September
Management LLC                                                      2004-Present); Attorney, Nyberg & Gustafson
855 West Prairie Ave.                                               (2001-2004); Attorney, Burke, Warren, McKay &
Wheaton, IL 60187                                                   Serritella, P.C. (1997-2000)


----------

* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.


           DOLLAR RANGE OF EQUITY SECURITIES (AS OF DECEMBER 31, 2004)



                                                                                                                  AGGREGATE DOLLAR
                                                                                                                  RANGE OF EQUITY
                                                                                                                  SECURITIES IN ALL
                                                                                                                  REGISTERED
                                                                                                                  INVESTMENT
                                                                                                                  COMPANIES
                      POWERSHARES    POWERSHARES                                    POWERSHARES    POWERSHARES    OVERSEEN
                      DYNAMIC        DYNAMIC         POWERSHARES    POWERSHARES     DYNAMIC        DYNAMIC        BY TRUSTEE IN
                      LARGE CAP      LARGE CAP       DYNAMIC MID    DYNAMIC MID     SMALL CAP      SMALL CAP      FAMILY
                      GROWTH         VALUE           CAP GROWTH     CAP VALUE       GROWTH         VALUE          OF INVESTMENT
NAME OF TRUSTEE       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan      None           None            None           None            None           None           None

Ronn R. Bagge         None           None            None           None            None           None           $50,001-$100,000

Philip M. Nussbaum    None           None            None           None            None           None           $10,001-$50,000

John W. Southard      None           None            None           None            None           None           $10,001-$50,000

H. Bruce Bond         None           None            None           None            None           None           over $100,000



As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Effective May 1, 2005, the Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

The Board of Trustees of the Trust met seven times during the fiscal year ended April 30, 2005.

The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2005, the Audit Committee held three meetings. There is no separate nominating or investment committee.

The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2005:



                      AGGREGATE           PENSION OR RETIREMENT
                      COMPENSATION FROM   BENEFITS ACCRUED AS PART OF    TOTAL COMPENSATION PAID
NAME OF TRUSTEE       TRUST               FUND EXPENSES                  FROM FUND COMPLEX
------------------------------------------------------------------------------------------------
D. Mark McMillan      $          12,000                           N/A    $                12,000

Ronn R. Bagge         $          12,000                           N/A    $                12,000

Philip M. Nussbaum    $          12,000                           N/A    $                12,000

John W. Southard                    N/A                           N/A                        N/A

H. Bruce Bond                       N/A                           N/A                        N/A


The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.


PORTFOLIO MANAGER. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

As of April 30, 2005, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

FUND                                                       FEE
----                                                       ---
PowerShares Dynamic Large Cap Growth Portfolio             0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio              0.50% of average daily net assets
PowerShares Dynamic Mid Cap Growth Portfolio               0.50% of average daily net assets
PowerShares Dynamic Mid Cap Value Portfolio                0.50% of average daily net assets
PowerShares Dynamic Small Cap Growth Portfolio             0.50% of average daily net assets
PowerShares Dynamic Small Cap Value Portfolio              0.50% of average daily net assets


Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, until April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.60% (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

For the period March 3, 2005 (commencement of operations) through April 30, 2005, the Adviser earned the following fees, all of which was waived:



FUND                                                       ADVISORY FEE
----                                                       ------------
PowerShares Dynamic Large Cap Growth Portfolio             $      7,027
PowerShares Dynamic Large Cap Value Portfolio              $      8,313
PowerShares Dynamic Mid Cap Growth Portfolio               $      7,065
PowerShares Dynamic Mid Cap Value Portfolio                $      8,447
PowerShares Dynamic Small Cap Growth Portfolio             $      7,514
PowerShares Dynamic Small Cap Value Portfolio              $      7,441


Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 28, 2006, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

At a Meeting on August 20, 2004, the Adviser provided information to the Board regarding the Funds. The Adviser described the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to each Fund. Presentations were made to the Board regarding the firms creating the Intellidexes and the Intellidexes that each Fund is designed to track. The Adviser described the process that will be used in managing the Funds, and noted that the Intellidexes on which the Funds are based are more complex than many others on which exchange-traded funds are based. The Trustees were advised that more frequent reconstitutions and rebalances for the underlying components create greater administrative, operational and management oversight costs for the Adviser than apply to many ETFs.

In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees also were given data on expense ratios for open-end funds designed to track various industries, which the Adviser believes would be comparable in portfolio activity and operational costs to management costs for the Fund. The Adviser provided data on expense ratios of ETFs based on foreign indexes and ETFs based on domestic industry-specific indexes. The Adviser noted that some of the funds, even those with higher expense ratios, are generally based on relatively simplistic, passive, cap-weighted indexes that typically rebalance on an annual basis. In comparison, the Intellidexes on which the Funds are based are more complex and generally have a tiered weighting structure as well as more frequent reconstitutions and rebalances for the underlying constituent components, yet the Adviser had agreed to cap the Fund expenses.


The Trustees reviewed the terms of the proposed investment advisory agreement, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of 0.60% of average net assets through April 30, 2006. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to each Fund might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in the Funds' best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratio of each Fund are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than many ETFs, but the same as that of ETFs that track certain industries and lower than expense ratios for ETFs that track foreign indices and for managed open-end funds (non-ETF)), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to each Fund, (4) the expense cap commitment made by the Adviser and (5) other factors that the Board deemed relevant.


PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.


ADMINISTRATOR. BONY serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.


BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the

Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.


Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets. For the period March 3, 2005 (commencement of operations) through April 30, 2005, for administrative services provided to the following Funds, BONY earned the following:



FUND                                                       ADMINISTRATIVE FEE
----                                                       ------------------
PowerShares Dynamic Large Cap Growth Portfolio                 $      415
PowerShares Dynamic Large Cap Value Portfolio                  $      490
PowerShares Dynamic Mid Cap Growth Portfolio                   $      417
PowerShares Dynamic Mid Cap Value Portfolio                    $      498
PowerShares Dynamic Small Cap Growth Portfolio                 $      443
PowerShares Dynamic Small Cap Value Portfolio                  $      439



CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.


DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Funds' Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.


12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.


FUND                                                                 FEE WAIVER
----                                                                 ----------
PowerShares Dynamic Large Cap Growth Portfolio             0.25% of average daily net assets

PowerShares Dynamic Large Cap Value Portfolio              0.25% of average daily net assets
PowerShares Dynamic Mid Cap Growth Portfolio               0.25% of average daily net assets
PowerShares Dynamic Mid Cap Value Portfolio                0.25% of average daily net assets
PowerShares Dynamic Small Cap Growth Portfolio             0.25% of average daily net assets
PowerShares Dynamic Small Cap Value Portfolio              0.25% of average daily net assets


Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

INDEX PROVIDERS. Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by the AMEX.


FUND                                                       UNDERLYING INDEX
----                                                       ----------------
PowerShares Dynamic Large Cap Growth Portfolio             Dynamic Large Cap Growth Intellidex(SM)
PowerShares Dynamic Large Cap Value Portfolio              Dynamic Large Cap Value Intellidex(SM)
PowerShares Dynamic Mid Cap Growth Portfolio               Dynamic Mid Cap Growth Intellidex(SM)
PowerShares Dynamic Mid Cap Value Portfolio                Dynamic Mid Cap Value Intellidex(SM)
PowerShares Dynamic Small Cap Growth Portfolio             Dynamic Small Cap Growth Intellidex(SM)
PowerShares Dynamic Small Cap Value Portfolio              Dynamic Small Cap Value Intellidex(SM)


The AMEX is not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX. The Funds reimburse the Adviser for the licensing fee payable to the AMEX.

The only relationships that the AMEX has with the Adviser or Distributor of the Funds in connection with the Funds are that the AMEX has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Intellidexes and the name of the Underlying Intellidexes; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Intellidexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. The AMEX has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS


The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dearlers.


In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.


The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price. For the period March 3, 2005 (commencement of operations) through April 30, 2005, the following aggregate brokerage commissions were paid:



                                                           AGGREGATE BROKERAGE
FUND                                                       COMMISSIONS
----                                                       -------------------
PowerShares Dynamic Large Cap Growth Portfolio                 $       340
PowerShares Dynamic Large Cap Value Portfolio                  $         0
PowerShares Dynamic Mid Cap Growth Portfolio                   $        67
PowerShares Dynamic Mid Cap Value Portfolio                    $       123
PowerShares Dynamic Small Cap Growth Portfolio                 $         0
PowerShares Dynamic Small Cap Value Portfolio                  $        95



As of April 30, 2005, none of the Funds held any securities of its regular broker-dealers.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 100%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the period March 3, 2005 (commencement of operations) through April 30, 2005, the portfolio turnover rate for each Fund was as follows:



FUND                                                       PORTFOLIO TURNOVER RATE
----                                                       -----------------------
PowerShares Dynamic Large Cap Growth Portfolio                        2%
PowerShares Dynamic Large Cap Value Portfolio                         0%
PowerShares Dynamic Mid Cap Growth Portfolio                          1%
PowerShares Dynamic Mid Cap Value Portfolio                           1%
PowerShares Dynamic Small Cap Growth Portfolio                        0%
PowerShares Dynamic Small Cap Value Portfolio                         0%


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.


The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of twenty funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


     CONTROL PERSONS. No single person beneficially owns 25% or more of the Funds' voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of a Fund's outstanding equity securities as of August 2, 2005:

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Citigroup                                                  52.64
333 West 34th Street
New York, NY 10001

Merrill Lynch                                              12.25
4 Corporate Place
Piscataway, NJ 08854

First Clear                                                 7.70
901 East Byrd Street
Richmond, VA 23219



                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Citigroup                                                  44.07
333 West 34th Street
New York, NY 10001

Merrill Lynch                                              24.79
4 Corporate Place
Piscataway, NJ 08854



                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Citigroup                                                  21.41
333 West 34th Street
New York, NY 10001

Timber Hill                                                19.17
1 Pickwick Plaza
Greenwich, CT 06830

First Clear                                                15.43
901 East Byrd Street
Richmond, VA 23219

Merrill Lynch                                              10.99
4 Corporate Place
Piscataway, NJ 08854

Merrill Lynch                                               9.60
101 Hudson Street, 9th floor
Jersey City, NJ 07302



                   POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Citigroup                                                  22.62
333 West 34th Street

New York, NY 10001

American Express                                           13.03
2178 AXP Financial Center
Minneapolis, MN 55474

Merrill Lynch                                              12.71
4 Corporate Place
Piscataway, NJ 08854

Timber Hill                                                 9.15
1 Pickwick Plaza
Greenwich, CT 06830

First Clear                                                 8.23
901 East Byrd Street
Richmond, VA 23219

Merrill Lynch                                               7.53
101 Hudson Street, 9th floor
Jersey City, NJ 07302



                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Citigroup                                                  24.21
333 West 34th Street
New York, NY 10001

Timber Hill                                                14.76
1 Pickwick Plaza
Greenwich, CT 06830

Merrill Lynch                                              10.14
4 Corporate Place
Piscataway, NJ 08854

First Clear                                                10.09
901 East Byrd Street
Richmond, VA 23219

Goldman LP                                                  6.15
30 Hudson Street
Jersey City, NJ 07302-4699

Charles Schwab                                              5.83
211 Main Street
San Francisco, CA 94105

RBC Dain                                                    5,45
510 Marquette Avenue South
Minneapolis, MN 55402



                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO



NAME & ADDRESS                                           % OWNED
------------------------------------------------------------------
Merrill Lynch                                              25.89
4 Corporate Place
Piscataway, NJ 08854

Citigroup                                                  13.41
333 West 34th Street
New York, NY 10001

National Financial Services LLC                            11.19
200 Liberty Street
New York, NY 10281

Charles Schwab                                              8.07
211 Main Street
San Francisco, CA 94105

Timber Hill                                                 6.88
1 Pickwick Plaza
Greenwich, CT 06830

First Clear                                                 6.47
901 East Byrd Street
Richmond, VA 23219

BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC ACTS AS SECURITIES DEPOSITORY FOR FUND SHARES. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.


The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.


PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.


CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for each Fund.


Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.


In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.


PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.


All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.


PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).


Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the

Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $500. The Maximum Creation/Redemption Transaction Fee for each Fund will be $2,500.


REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions

(when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.


PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.


PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.


The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL DATE         NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                           (T)                      (T+1)                   DAY (T+2)           (T+3)
---------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

STANDARD ORDERS            4:00 p.m.                No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                           Order must be received                                               delivered.
                           by the Distributor.

CUSTOM ORDERS              3:00 p.m.                No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                           Order must be received                                               delivered.
                           by the Distributor.

                           Orders received after
                           3:00 p.m. will be
                           treated as standard
                           orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS            4:00 p.m. (ET)           11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                           Order in proper form     Deposit Securities                          delivered.
                           must be received by the  must be received by
                           Distributor.             the Fund's account
                                                    through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must

                           TRANSMITTAL DATE         NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                           (T)                      (T+1)                   DAY (T+2)           (T+3)
---------------------------------------------------------------------------------------------------------------------
                                                    be received by the
                                                    Custodian.

STANDARD ORDERS CREATED    4:00 p.m. (ET)           11:00 a.m. (ET)         No action.          1:00 p.m.
IN ADVANCE OF RECEIPT BY
THE TRUST OF ALL OR A      Order in proper form     Available Deposit                           Missing Deposit
PORTION OF THE DEPOSIT     must be received by the  Securities.                                 Securities are due
SECURITIES                 Distributor.                                                         to the Trust or the
                                                    Cash in an amount                           Trust may use cash
                                                    equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus (ii)                        Deposit Securities.
                                                    115% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered

CUSTOM ORDERS              3:00 p.m.                11:00 a.m. (ET)         No action           Creation Unit
                           Order in proper form     Deposit Securities                          Aggregations will be
                           must be received         must be received by                         delivered
                           by the Distributor.      the Fund's account
                           Orders received after    through DTC.
                           3:00 p.m. will be        2:00 p.m. (ET)
                           treated as standard      Cash Component must
                           orders.                  be received by the
                                                    Orders Custodian.

REDEMPTION THROUGH NSCC

STANDARD ORDERS            4:00 p.m. (ET)           No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                           Order must be received                                               Amount will be
                           by the Transfer Agent                                                transferred.

                           Orders received after
                           4:00 p.m. (ET) will be
                           deemed received on the
                           next business day (T+1).

CUSTOM ORDERS              3:00 p.m. (ET)           No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                           Order must be received                                               Amount will be
                           by the Transfer Agent                                                transferred.

                           Orders received after
                           3:00 p.m. will be
                           treated as standard
                           orders

REDEMPTION OUTSIDE OF
NSCC

                           TRANSMITTAL DATE         NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                           (T)                      (T+1)                   DAY (T+2)           (T+3)
---------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS            4:00 p.m. (ET)           11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                           Order must be received   Fund Shares must be                         Amount is delivered
                           by the Transfer Agent    delivered through DTC                       to the redeeming
                                                    to the Custodian.                           beneficial owner.
                           Orders received after
                           4:00 p.m. (ET) will be   2:00 p.m.
                           deemed received on the
                           next business day        Cash Component, if
                           (T+1).                   any, is due.

                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

CUSTOM ORDERS              3:00 p.m. (ET)           11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                           Order must be received   Fund Shares must be                         Amount is delivered
                           by the Transfer Agent    delivered through DTC                       to the redeeming
                                                    to the Custodian.                           beneficial owner.
                           Orders received after
                           3:00 p.m. will be        2:00 p.m.
                           treated as standard
                           orders.                  Cash Component, if
                                                    any, is due.

                                                    *If the order is not
                                                    in proper form or
                                                    the Fund Shares are
                                                    not delivered, then
                                                    the order will not
                                                    be deemed received
                                                    as of T.


                                      TAXES

Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.


Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.


Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.


The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.


Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.


In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

                              FINANCIAL STATEMENTS


The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the period beginning March 3, 2005 through its fiscal year ended April 30, 2005 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I.     POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.   PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.    PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:


- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.


Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.     RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.    GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.


A.     OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:


       (a)    Proposals to stagger board members' terms;

       (b) Proposals to limit the ability of shareholders to call special meetings;

       (c)    Proposals to require super majority votes;

       (d) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

       (e)    Proposals regarding "fair price" provisions;

       (f)    Proposals regarding "poison pill" provisions; and

       (g)    Permitting "green mail".


2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.


B.     APPROVE


When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.     Date and place of annual meeting.

4.     Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.


6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.


The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9.     Employee Stock Purchase Plan

10.    Establish 401(k) Plan


C.     CASE-BY-CASE


The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.     Director compensation.

2.     Eliminate director mandatory retirement policy

3.     Rotate annual meeting location/date

4.     Option and stock grants to management and directors

5.     Proposals to reincorporate into another state.

                    INVESTMENT COMPANY ACT FILE NO. 811-21265
                     POWERSHARES EXCHANGE-TRADED FUND TRUST


                  POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED AUGUST 30, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated August 30, 2005 (the "Prospectus") for the PowerShares WilderHill Clean Energy Portfolio, a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.


                                TABLE OF CONTENTS


General Description of the Trust and the Fund                                  1
Exchange Listing and Trading                                                   1
Investment Restrictions and Policies                                           3
General Considerations and Risks                                               7
Management                                                                     8
Brokerage Transactions                                                        16
Additional Information Concerning the Trust                                   16
Creation and Redemption of Creation Unit Aggregations                         20
Taxes                                                                         28
Federal Tax Treatment of Futures and Options Contracts                        30
Determination of NAV                                                          30
Dividends and Distributions                                                   31
Miscellaneous Information                                                     31
Financial Statements                                                          32
Appendix A (Proxy Voting Policies and Procedures)                             32

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND


The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty investment portfolios. This SAI relates only to the PowerShares WilderHill Clean Energy Portfolio (the "Fund"). The shares of the Fund are referred to herein as "Shares" or "Fund Shares."


The Fund is managed by PowerShares Capital Management LLC (the "Adviser").


The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are traded on the American Stock Exchange (the "AMEX") at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.


The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.


                      INVESTMENT RESTRICTIONS AND POLICIES


INVESTMENT OBJECTIVE

The investment objective of the PowerShares WilderHill Clean Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "WilderHill Clean Energy Index" (the "Underlying Index").


INVESTMENT RESTRICTIONS

The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Fund's investment objective and investment restrictions, numbered (1) through (7) below. The Fund, as a fundamental policy, may not:


(1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.


(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.


(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)    Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

The investment objective of the Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, the Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

As identified in the Prospectus, the Fund is subject to a nonfundamental investment policy relating to the type of security identified in the Fund's name, which may be amended by the Board subject to 60 days' written notice to shareholders.

                          INVESTMENT POLICIES AND RISKS

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.


Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.


MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service or "A-1+" or "A-1" by Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Adviser;
(iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions,
(i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets of investment companies in the aggregate.

REAL ESTATE INVESTMENT TRUSTS ("REITs"). The Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


FUTURES AND OPTIONS. The Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.


A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.


An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.


The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Fund's Prospectus and this SAI.


Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.


RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.


Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

The general supervision of the duties performed by the Adviser for the Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.


The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's twenty portfolios.



                                                 TERM OF                                 NUMBER OF
                                                 OFFICE AND                              PORTFOLIOS IN
                                    POSITION(S)  LENGTH OF     PRINCIPAL                 FUND COMPLEX   OTHER
NAME, ADDRESS AND AGE OF            HELD WITH    TIME          OCCUPATION(S) DURING      OVERSEEN BY    DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES                TRUST        SERVED*       PAST 5 YEARS              TRUSTEES       BY TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)               Trustee      Since 2003    Member, Bell, Boyd &      20             None
c/o PowerShares Capital                                        Lloyd LLC (1989 -
Management LLC                                                 present)
855 West Prairie Ave.
Wheaton, IL 60187

Ronn R. Bagge (47)                  Trustee      Since 2003    YQA Capital Management    20             Advisor of Park
YQA Capital Management, LLC                                    LLC (July 1998-Present);                 Industries, Inc.
1755 S. Naperville Rd., Suite 100                              formerly Owner/CEO of                    (manufacturer);
Wheaton, IL 60187                                              Electronic Dynamic                       Director of
                                                               Balancing Co., Inc.                      MasterCare Experts,
                                                               (high-speed rotating                     Inc. (consumer
                                                               equipment service                        services); Advisor
                                                               provider)                                of IVCF Great Lakes
                                                                                                        Region (nonprofit);
                                                                                                        Director of Living
                                                                                                        Waters Wilderness
                                                                                                        Adventure Inc.
                                                                                                        (non-profit);
                                                                                                        Director of Wheaton
                                                                                                        Christian Grammar
                                                                                                        School


----------

* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

                                                 TERM OF                                NUMBER OF
                                                 OFFICE AND                             PORTFOLIOS IN
                                    POSITION(S)  LENGTH OF     PRINCIPAL                FUND COMPLEX   OTHER
NAME, ADDRESS AND AGE OF            HELD WITH    TIME          OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES                TRUST        SERVED*       PAST 5 YEARS             TRUSTEES       BY TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Philip M. Nussbaum (43)             Trustee      Since 2003    Chairman, Performance    20             None
c/o PowerShares Capital                                        Trust Capital Partners
Management LLC                                                 (formerly Betzold,
855 West Prairie Ave.                                          Berg, Nussbaum &
Wheaton, IL 60187                                              Heitman, Inc.);
                                                               formerly Managing
                                                               Director, Communication
                                                               Institute (May 2002 -
                                                               August 2003); Executive
                                                               Vice President of
                                                               Finance, Betzold, Berg,
                                                               Nussbaum & Heitman,
                                                               Inc. (March 1994-July
                                                               1999)



* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.


The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                           NUMBER OF
                                       TERM OF                             PORTFOLIOS
                                       OFFICE AND                          IN FUND
                          POSITION(S)  LENGTH      PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF  HELD WITH    OF TIME     OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES       TRUST        SERVED*     PAST 5 YEARS            BY TRUSTEES  HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------
John Southard (35)        Trustee and  Since 2003  Managing Director,      20           None
c/o PowerShares Capital   Treasurer                PowerShares Capital
Management LLC                                     Management LLC (August
855 West Prairie Ave.                              2002-Present);
Wheaton, IL 60187                                  Analyst, Charles A.
                                                   Schwab Securities (May
                                                   2001-August 2002);
                                                   Analyst, Nike
                                                   Securities (October
                                                   1992 - May 2001)

H. Bruce Bond (42)        Trustee and  Since 2003  Managing Director,      20           None
c/o PowerShares Capital   Chief                    PowerShares Capital
Management LLC            Executive                Management LLC (August
855 West Prairie Ave.     Officer                  2002-Present);
Wheaton, IL 60187                                  Manager, Nuveen
                                                   Investments (April
                                                   1998-August 2002)



* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

                                             TEM OF OFFICE
NAME, ADDRESS AND AGE OF  POSITION(S) HELD   AND LENGTH OF
EXECUTIVE OFFICER         WITH TRUST         TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Keith Ovitt (42)          Secretary          Since 2003     Managing Director, PowerShares Capital
c/o PowerShares Capital                                     Management LLC (April 2003-Present);
Management LLC                                              President, Ovitech (2002-2003); Vice
855 West Prairie Ave.                                       President of Information Systems for DFG
Wheaton, IL 60187                                           Foods, LLC (Division of FoodBrands
                                                            America/Tyson Foods) (1999 - 2002); Systems
                                                            Manager, Nabisco Biscuit Company (1997-1999)

Kevin R. Gustafson (39)   Chief Compliance   Since 2004     General Counsel and Chief Compliance
c/o PowerShares Capital   Officer                           Officer, PowerShares Capital Management LLC
Management LLC                                              (September 2004-Present); Attorney, Nyberg &
855 West Prairie Ave.                                       Gustafson (2001-2004); Attorney, Burke,
Wheaton, IL 60187                                           Warren, McKay & Serritella, P.C. (1997-2000)


----------

* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.


For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.


                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED INVESTMENT
                           DOLLAR RANGE OF EQUITY SECURITIES IN THE   COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                           POWERSHARES WILDERHILL CLEAN ENERGY        OF INVESTMENT COMPANIES
NAME OF TRUSTEE            PORTFOLIO (AS OF DECEMBER 31, 2004)        (AS OF DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------
D. Mark McMillan                    None                              None

Ronn R. Bagge                       None                              $50,001-$100,000

Philip M. Nussbaum                  None                              $10,001-$50,000

John W. Southard                    None                              $10,001-$50,000

H. Bruce Bond                       None                              over $100,000


As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Effective May 1, 2005, the Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

The Board of Trustees of the Trust met seven times during the fiscal year ended April 30, 2005.

The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2005, the Audit Committee held three meetings. There is no separate nominating or investment committee.


The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2005:


                           AGGREGATE           PENSION OR RETIREMENT
                           COMPENSATION FROM   BENEFITS ACCRUED AS PART OF   TOTAL COMPENSATION PAID
NAME OF TRUSTEE            TRUST               FUND EXPENSES                 FROM FUND COMPLEX
-------------------------  ------------------  ----------------------------  -----------------------
D. Mark McMillan                  $   12,000                           N/A                $   12,000

Ronn R. Bagge                     $   12,000                           N/A                $   12,000

Philip M. Nussbaum                $   12,000                           N/A                $   12,000

John W. Southard                         N/A                           N/A                       N/A

H. Bruce Bond                            N/A                           N/A                       N/A

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of the Fund.

INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Fund's investments, the principal portfolio manager is John Southard.


PORTFOLIO MANAGER. In managing the Fund's investments, the portfolio manager primarily responsible for the day-to-day management of the Fund's portfolio is John Southard. Other than the funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

As of April 30, 2005, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.

The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, until April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of its average net assets. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% of average net assets (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

For the period March 3, 2005 (commencement of operations) through April 30, 2005, the Adviser earned $20,080 for investment advisory services provided to the Fund, of which $20,080 was waived by the Adviser.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 28, 2006, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.


At a Meeting on August 20, 2004, the Adviser provided information to the Board regarding the Fund. The Adviser described the Fund's development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to the Fund. Presentations were made to the Board regarding the firm creating the Index and the Index that the Fund is designed to track. The Adviser described the process that will be used in managing the Fund, and noted that the Index on which the Fund is based is more complex than many others on which exchange-traded funds are based. The Trustees were advised that more frequent reconstitutions and rebalances for the underlying components create greater administrative, operational and management oversight costs for the Adviser than apply to many ETFs.

In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees also were given data on expense ratios for open-end funds designed to track various industries, which the Adviser believes would be comparable in portfolio activity and operational costs to management costs for the Fund. The Adviser provided data on expense ratios of ETFs based on foreign indexes and ETFs based on domestic industry-specific indexes. The Adviser noted that some of the funds, even those with higher expense ratios, are generally based on relatively simplistic, passive, cap-weighted indexes that typically rebalance on an annual basis. In comparison, the Index on which the Fund is based is more complex and generally has a tiered weighting structure as well as more frequent reconstitutions and rebalances for the underlying constituent components, yet the Adviser had agreed to cap the Fund expenses.


The Trustees reviewed the terms of the proposed investment advisory agreement, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of 0.60% of average net assets through April 30, 2006. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to the Fund might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in the Fund's best interests: (1) the qualifications of the Adviser's personnel,
(2) that the investment advisory fees and projected expense ratio of the Fund are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than many ETFs, but the same as that of ETFs that track certain industries and lower than expense ratios for ETFs that track foreign indices and for managed open-end funds (non-ETF)), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to each Fund, (4) the expense cap commitment made by the Adviser and (5) other factors that the Board deemed relevant.


PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.


ADMINISTRATOR. BONY serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.


BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement between BONY and the Trust, the Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets. For the period March 3, 2005 (commencement of operations) through April 30, 2005, BONY earned $1,192 for administrative services provided to the Fund.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, BONY holds the Fund's assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Fund for its out-of-pocket expenses.


DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.


12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.


Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.

AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).


INDEX PROVIDER. The Underlying Index for the Fund, the WilderHill Clean Energy Index, is compiled by WilderShares LLC ("WilderShares").

WilderShares is not affiliated with the Fund or with the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with WilderShares.




                             BROKERAGE TRANSACTIONS


The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.


In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.


The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price. For the period March 3, 2005 (commencement of operations) through April 30, 2005, the Fund paid aggregate brokerage commissions of $17,614. As of April 30, 2005, the Fund did not hold any securities of its regular broker-dealers.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 100%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the period March 3, 2005 (commencement of operations) through April 30, 2005, the portfolio turnover rate for the Fund was 9%.


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.


The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of twenty funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all the funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


       CONTROL PERSONS. No single person beneficially owns 25% or more of the Fund's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of the Fund's outstanding equity securities as of August 2, 2005:

                  POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO



NAME & ADDRESS                                                           % OWNED
--------------------------------------------------------------------------------
National Financial Services LLC                                            10.63
200 Liberty Street
New York, NY 10281

Charles Schwab                                                             10.14
211 Main Street
San Francisco, CA 94105

Citigroup                                                                   8.39
333 West 34th Street
New York, NY 10001

Merrill Lynch                                                               6.51
4 Corporate Place
Piscataway, NJ 08854

First Clear                                                                 6.36
901 East Byrd Street
Richmond, VA 23219


BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."


DTC ACTS AS SECURITIES DEPOSITORY FOR FUND SHARES. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.


The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to

PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.


CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.


The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS


CREATION. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.


A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.


The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.


The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.


In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.


PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the

Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.


PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.


All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.


All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,500.

REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.


With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation

Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.


The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.


                           TRANSMITTAL DATE           NEXT BUSINESS DAY          SECOND BUSINESS     THIRD BUSINESS DAY
                           (T)                        (T+1)                      DAY (T+2)           (T+3)
----------------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

STANDARD ORDERS            4:00 p.m.                  No action.                 No action.          Creation Unit
                           Order must be                                                             Aggregations will be
                           received by the                                                           delivered.
                           Distributor.

CUSTOM ORDERS              3:00 p.m.                  No action.                 No action.          Creation Unit
                           Order must be                                                             Aggregations will be
                           received by the                                                           delivered.
                           Distributor. Orders
                           received after 3:00 p.m.
                           will be treated as
                           standard orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS            4:00 p.m. (ET)             11:00 a.m. (ET)            No action.          Creation Unit
                           Order in                   Deposit Securities must                        Aggregations will be
                           proper form must be        be received by the Fund's                      delivered.
                           received by the            account through DTC.
                           Distributor.               2:00 p.m. (ET)
                                                      Cash Component must be
                                                      received by the
                                                      Custodian.

STANDARD ORDERS CREATED    4:00 p.m. (ET)             11:00 a.m. (ET)            No action.          1:00 p.m.
IN ADVANCE OF RECEIPT BY   Order in proper            Available Deposit                              Missing Deposit
THE TRUST OF ALL OR A      form must be               Securities. Cash in an                         Securities are due to
PORTION OF THE DEPOSIT     received by the            amount equal to the sum                        the Trust or the Trust
SECURITIES                 Distributor.               of (i) the Cash Component,                     may use cash on deposit
                                                      plus (ii) 115% of the                          to purchase missing
                                                      market value of the                            Deposit Securities.
                                                      undelivered Deposit                            Creation Unit Aggregations
                                                      Securities.                                    will be delivered

CUSTOM ORDERS              3:00 p.m.                  11:00 a.m. (ET)            No action.          Creation Unit
                           Order in proper form       Deposit Securities must                        Aggregations will be
                           must be received by        be received by the Fund's                      delivered.
                           the Distributor. Orders    account through DTC.
                           received after 3:00 p.m.   2:00 p.m. (ET)
                           will be treated as         Cash Component must be
                           standard orders.           received by the Orders
                                                      Custodian.

REDEMPTION THROUGH
NSCC

STANDARD ORDERS            4:00 p.m. (ET)             No action.                 No action.          Fund Securities and
                           Order must be                                                             Cash Redemption Amount
                           received by the                                                           will be transferred.
                           Transfer Agent Orders
                           received after 4:00 p.m.
                           (ET) will be deemed
                           received on the next
                           business day (T+1).

                           TRANSMITTAL DATE           NEXT BUSINESS DAY          SECOND BUSINESS     THIRD BUSINESS DAY
                           (T)                        (T+1)                      DAY (T+2)           (T+3)
----------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS              3:00 p.m. (ET)             No action.                 No action.          Fund Securities and
                           Order must be received                                                    Cash Redemption Amount
                           by the Transfer Agent                                                     will be transferred.
                           Orders received after
                           3:00 p.m. will be treated
                           as standard orders

REDEMPTION OUTSIDE OF
NSCC

STANDARD ORDERS            4:00 p.m. (ET)             11:00 a.m. (ET)            No action.          Fund Securities and
                           Order must be received     Fund Shares must be                            Cash Redemption Amount
                           by the Transfer Agent      delivered through DTC to                       is delivered to the
                           Orders received after      the Custodian.                                 redeeming beneficial
                           4:00 p.m. (ET) will be     2:00 p.m.                                      owner.
                           deemed received on the     Cash Component, if any,
                           next business day (T+1).   is due.
                                                      *If the order is not in
                                                      proper form or the Fund
                                                      Shares are not delivered,
                                                      then the order will not
                                                      be deemed received as of
                                                      T.

CUSTOM ORDERS              3:00 p.m. (ET)             11:00 a.m. (ET)            No action.          Fund Securities and
                           Order must be received by  Fund Shares must be                            Cash Redemption Amount
                           the Transfer Agent Orders  delivered through DTC to                       is delivered to the
                           received after 3:00 p.m.   the Custodian.                                 redeeming beneficial
                           will be treated as         2:00 p.m.                                      owner.
                           standard orders.           Cash Component, if any,
                                                      is due.
                                                      *If the order is not in
                                                      proper form or the Fund
                                                      Shares are not delivered,
                                                      then the order will not
                                                      be deemed received as of
                                                      T.


                                      TAXES

The Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in the Fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by the Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of the Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

The Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.


In computing the Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.

                              FINANCIAL STATEMENTS


The audited financial statements, including the financial highlights appearing in the Fund's annual report to shareholders for the period beginning March 3, 2005 through its fiscal year ended April 30, 2005 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I.     POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.   PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.    PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.     RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.    GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.     OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

       (a)    Proposals to stagger board members' terms;

       (b) Proposals to limit the ability of shareholders to call special meetings;

       (c)    Proposals to require super majority votes;

       (d) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

       (e)    Proposals regarding "fair price" provisions;

       (f)    Proposals regarding "poison pill" provisions; and

       (g)    Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.     APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.     Date and place of annual meeting.

4.     Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.


6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.


The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9.     Employee Stock Purchase Plan

10.    Establish 401(k) Plan

C.     CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.     Director compensation.

2.     Eliminate director mandatory retirement policy

3.     Rotate annual meeting location/date

4.     Option and stock grants to management and directors

5.     Proposals to reincorporate into another state.

                    INVESTMENT COMPANY ACT FILE NO. 811-21265
                     POWERSHARES EXCHANGE-TRADED FUND TRUST

              POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED AUGUST 30, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated August 30, 2005 for the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio (each a "Fund," and collectively, the "Funds"), which are series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.

                                TABLE OF CONTENTS



General Description of the Trust and The Funds                                  2

Exchange Listing and Trading                                                    2

Investment Restrictions and Policies                                            3

Investment Policies and Risks                                                   5

General Considerations and Risks                                                8

Management                                                                     10

Brokerage Transactions                                                         19

Additional Information Concerning the Trust                                    20

Creation and Redemption of Creation Unit Aggregations                          24

Taxes                                                                          34

Federal Tax Treatment of Futures and Options Contracts                         36

Determination of NAV                                                           36

Dividends and Distributions                                                    37

Miscellaneous Information                                                      37

Financial Statements                                                           37

Appendix A (Proxy Voting Policies and Procedures)                              38

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


       The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty investment portfolios. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."


       The Funds are managed by PowerShares Capital Management LLC (the "Adviser").


       Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are traded on the American Stock Exchange (the "AMEX") at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.


       The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations." In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

       There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

       As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


       The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVE

       The investment objective of the PowerShares Golden Dragon Halter USX China Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "USX China Index."

       The investment objective of the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dividend Achievers(TM) 50 Index."

       The USX China Index and the Dividend Achievers(TM) 50 Index are referred to as the "Underlying Indexes."

INVESTMENT RESTRICTIONS


       The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment objective and investment restrictions, numbered (1) through (9) below. Each Fund, as a fundamental policy, may not:


       (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

       (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

       (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

       (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

       (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

       (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

       (9)    Issue senior securities, except as permitted under the 1940 Act.

       Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.


       The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

       The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, each Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.


       In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

       (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

       (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


       (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.


       (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

       (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

       (6) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

       As identified in the Prospectus, each Fund is subject to a nonfundamental investment policy relating to the type of security identified in the Fund's name, which may be amended by the Board subject to 60 days' written notice to shareholders.

                          INVESTMENT POLICIES AND RISKS


       LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

       Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


       REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

       The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

       The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

       REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.


       MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service or "A-1+" or "A-1" by Standards & Poors Corporation or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


       INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.


       REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

       ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


       FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.


       A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

       Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.


       An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.


       Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

       RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this SAI.


       Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

       SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

       The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

       The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

       A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

       An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

       An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

       Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

       The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.


       RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.


       Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

       The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

       Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

       Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

       Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.


       RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


                                   MANAGEMENT

       The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

       The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the

Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's twenty portfolios.



                                                 TERM OF                              NUMBER OF
                                                 OFFICE AND                           PORTFOLIOS IN
                                    POSITION(S)  LENGTH OF    PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF            HELD WITH    TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES                TRUST        SERVED*      PAST 5 YEARS            TRUSTEES         BY TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)               Trustee      Since 2003   Member, Bell, Boyd &         20          None
c/o PowerShares Capital                                       Lloyd LLC (1989-
Management LLC                                                present)
855 West Prairie Ave.
Wheaton, IL 60187

Ronn R. Bagge (47)                  Trustee      Since 2003   YQA Capital Management       20          Advisor of Park
YQA Capital Management, LLC                                   LLC (July                                Industries, Inc.
1755 S. Naperville Rd., Suite 100                             1998-Present);                           (manufacturer);
Wheaton, IL 60187                                             formerly Owner/CEO of                    Director of
                                                              Electronic Dynamic                       MasterCare
                                                              Balancing Co., Inc.                      Experts, Inc.
                                                              (high-speed rotating                     (consumer
                                                              equipment service                        services);
                                                              provider)                                Advisor of IVCF
                                                                                                       Great Lakes Region
                                                                                                       (non profit);
                                                                                                       Director of Living
                                                                                                       Waters Wilderness
                                                                                                       Adventure Inc.
                                                                                                       (non-profit);
                                                                                                       Director of
                                                                                                       Wheaton Christian
                                                                                                       Grammar School


----------

* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

                                                 TERM OF                              NUMBER OF
                                                 OFFICE AND                           PORTFOLIOS IN
                                    POSITION(S)  LENGTH OF    PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF            HELD WITH    TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES                TRUST        SERVED*      PAST 5 YEARS            TRUSTEES         BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Philip M. Nussbaum (43)             Trustee      Since 2003   Chairman, Performance        20          None.
c/o PowerShares Capital                                       Trust Capital Partners
Management LLC                                                (formerly Betzold,
855 West Prairie Ave.                                         Berg, Nussbaum &
Wheaton, IL 60187                                             Heitman, Inc.);
                                                              formerly Managing
                                                              Director,
                                                              Communication
                                                              Institute (May 2002 -
                                                              August 2003);
                                                              Executive Vice
                                                              President of Finance,
                                                              Betzold, Berg,
                                                              Nussbaum & Heitman,
                                                              Inc. (March 1994-July
                                                              1999)



* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.


       The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                                NUMBER OF
                                           TERM OF                              PORTFOLIOS
                                           OFFICE AND                           IN FUND
                            POSITION(S)    LENGTH       PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF    HELD WITH      OF TIME      OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES         TRUST          SERVED*      PAST 5 YEARS            BY TRUSTEES  HELD BY TRUSTEES
----------------------------------------------------------------------------------------------------------------
John Southard (35)          Trustee and    Since 2003   Managing Director,           20      None
c/o PowerShares Capital     Treasurer                   PowerShares Capital
Management LLC                                          Management LLC (August
855 West Prairie Ave.                                   2002-Present);
Wheaton, IL 60187                                       Analyst, Charles A.
                                                        Schwab Securities (May
                                                        2001-August 2002);
                                                        Analyst, Nike
                                                        Securities (October
                                                        1992 - May 2001)

H. Bruce Bond (42)          Trustee and    Since 2003   Managing Director,           20      None
c/o PowerShares Capital     Chief                       PowerShares Capital
Management LLC              Executive                   Management LLC (August
855 West Prairie Ave.       Officer                     2002-Present);
Wheaton, IL 60187                                       Manager, Nuveen
                                                        Investments (April
                                                        1998-August 2002)



* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

                                                  TERM OF OFFICE
NAME, ADDRESS AND AGE OF        POSITION(S) HELD  AND LENGTH OF
EXECUTIVE OFFICER               WITH TRUST        TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Keith Ovitt (42)                Secretary         Since 2003        Managing Director, PowerShares Capital
c/o PowerShares Capital                                             Management LLC (April 2003-Present);
Management LLC                                                      President, Ovitech (2002-2003); Vice
855 West Prairie Ave.                                               President of Information Systems for DFG
Wheaton, IL 60187                                                   Foods, LLC (Division of FoodBrands
                                                                    America/Tyson Foods) (1999 - 2002);
                                                                    Systems Manager, Nabisco Biscuit Company
                                                                    (1997-1999)

Kevin R. Gustafson (39)         Chief Compliance  Since 2004        General Counsel and Chief Compliance
c/o PowerShares Capital         Officer                             Officer, PowerShares Capital Management
Management LLC                                                      LLC (September 2004-Present); Attorney,
855 West Prairie Ave.                                               Nyberg & Gustafson (2001-2004); Attorney,
Wheaton, IL 60187                                                   Burke, Warren, McKay & Serritella, P.C.
                                                                    (1997-2000)


----------

* This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

       For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.



                           DOLLAR RANGE OF EQUITY                                   AGGREGATE DOLLAR RANGE OF EQUITY
                             SECURITIES IN THE         DOLLAR RANGE OF EQUITY         SECURITIES IN ALL REGISTERED
                            POWERSHARES GOLDEN      SECURITIES IN THE POWERSHARES   INVESTMENT COMPANIES OVERSEEN BY
                             DRAGON HALTER USX       HIGH YIELD EQUITY DIVIDEND      TRUSTEE IN FAMILY OF INVESTMENT
                              CHINA PORTFOLIO          ACHIEVERS(TM) PORTFOLIO                  COMPANIES
NAME OF TRUSTEE          (AS OF DECEMBER 31, 2004)    (AS OF DECEMBER 31, 2004)         (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------------------------------------------
D. Mark McMillan                   None                        None                              None

Ronn R. Bagge                      None                   $10,001-$50,000                  $50,001-$100,000

Philip M. Nussbaum                 None                        None                         $10,001-$50,000

John W. Southard                   None                        None                         $10,001-$50,000

H. Bruce Bond                      None                        None                          over $100,000



       As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

       Effective May 1, 2005, the Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

       The Board of Trustees of the Trust met seven times during the fiscal year ended April 30, 2005.

       The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2005, the Audit Committee held three meetings. There is no separate nominating or investment committee.

       The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2005:



                                         AGGREGATE              PENSION OR RETIREMENT
                                     COMPENSATION FROM        BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                            TRUST                    FUND EXPENSES                FROM FUND COMPLEX
----------------------------    ---------------------------   ---------------------------     -----------------------
D. Mark McMillan                         $ 12,000                         N/A                        $ 12,000

Ronn R. Bagge                            $ 12,000                         N/A                        $ 12,000

Philip M. Nussbaum                       $ 12,000                         N/A                        $ 12,000

John W. Southard                              N/A                         N/A                             N/A

H. Bruce Bond                                 N/A                         N/A                             N/A



       The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.


       INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

       The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.


       PORTFOLIO MANAGER. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

       Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

       Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

       As of April 30, 2005, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

       INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio have agreed to pay an annual management fee of 0.50% and 0.40%, respectively, of its average daily net assets.

       Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, until April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, and extraordinary expenses) from exceeding 0.60% and 0.50% for the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, respectively, of average net assets per year. The offering costs excluded from the 0.60% or 0.50%, as applicable, expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement, in which the Adviser has agreed to waive its management fees and/or assume certain operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

       For the period December 9, 2004 (commencement of operations) through April 30, 2005, the Adviser earned $74,841 and $322,191 for investment advisory services provided to the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, respectively, of which $35,492 and $24,616, respectively, was waived by the Adviser.

       Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 28, 2006, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.


       At a Meeting on August 20, 2004, the Adviser provided information to the Board regarding the Funds. The Adviser described the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to each Fund. Presentations were made to the Board regarding the firms creating the indices and the indices that each Fund is designed to track. The Adviser described the process that will be used in managing the Funds, and noted that the indices on which the Funds are based are more complex than many others on which exchange-traded funds are based. The Trustees were advised that more frequent reconstitutions and rebalances for the underlying components create greater administrative, operational and management oversight costs for the Adviser than apply to many ETFs.

       In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees also were given data on expense ratios for open-end funds designed to track various industries, which the Adviser believes would be comparable in portfolio activity and operational costs to management costs for the Fund. The Adviser provided data on expense ratios of ETFs based on foreign indexes and ETFs based on domestic industry-specific indexes. The Adviser then noted that some of the funds, even those with higher expense ratios, are generally based on relatively simplistic, passive, cap-weighted indexes that typically rebalance on an annual basis. In comparison, the Indexes on which the Funds are based are more complex and generally have a tiered weighting structure as well as more frequent reconstitutions and rebalances for the underlying constituent components, yet the Adviser had agreed to cap the Fund expenses.


       The Trustees reviewed the terms of the proposed investment advisory agreement, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of 0.60% of average net assets through April 30, 2006. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to each Fund might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in the Funds' best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratio of each Fund are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than many ETFs, but the same as that of ETFs that track certain industries and lower than expense ratios for ETFs that track foreign indices and for managed open-end funds (non-ETF)), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to each Fund, (4) the expense cap commitment made by the Adviser and (5) other factors that the Board deemed relevant. At a Meeting held on November 15, 2004, the Board again considered the set of factors set forth above, as well as other competitive considerations, in approving an amended and restated investment advisory agreement to reduce the management fee for the PowerShares High Yield Dividend Achievers(TM) Portfolio from 0.50%, as originally approved, to 0.40% and a corresponding reduction in the Expense Cap to 0.50%.


       PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

       ADMINISTRATOR. BONY serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.


       BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

       Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.


       Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets. For the period December 9, 2004 (commencement of operations) through April 30, 2005, BONY earned $4,490 and $28,729 for administrative services provided to the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, respectively.

       CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.


       DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.


       12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of the average daily net assets of the Fund.

       Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

       The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

       AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

       The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

       The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

       INDEX PROVIDERS. The PowerShares Golden Dragon Halter USX China Portfolio's Underlying Index is the USX China Index, which is compiled by Halter Financial Group, Inc. ("Halter Financial"). The PowerShares High Yield Equity Dividend Achievers(TM) Portfolio's Underlying Index is the Dividend Achievers(TM) 50 Index, which is compiled by Mergent(R), Inc. ("Mergent"). Neither Halter Financial nor Mergent is affiliated with the Funds or with the Adviser. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with its applicable Index Provider.

       The only relationships that Halter Financial and Mergent have with the Adviser or Distributor of the Funds in connection with the Funds are that Halter Financial and Mergent have licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Neither Halter Financial nor Mergent has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Halter Financial and Mergent are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither Halter Financial nor Mergent have any obligation or liability in connection with the administration, marketing or trading of the Funds.

       NEITHER HALTER FINANCIAL NOR MERGENT SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDICES. HALTER FINANCIAL AND MERGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. HALTER FINANCIAL AND MERGENT DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HALTER FINANCIAL OR MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF HALTER FINANCIAL OR MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS


       The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.


       In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.


       The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price. For the period December 9, 2004 (commencement of operations) through April 30, 2005, the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, paid aggregate brokerage commissions of $16,832 and $96,878, respectively. As of April 30, 2005, neither Fund held any securities of its regular broker-dealers.

       Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 100%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the period December 9, 2004 (commencement of operations) through April 30, 2005, the portfolio turnover rate for the PowerShares Golden Dragon Halter USX China Portfolio and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, was 9% and 21%, respectively.


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

       The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.


       The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of twenty funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


       Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.


       Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.


       The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

       The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

       Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the

Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.


       The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).


       Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


       CONTROL PERSONS. No single person beneficially owns 25% or more of the Funds' voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of a Fund's outstanding equity securities as of August 2, 2005:

              POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO



NAME & ADDRESS                                                                          % OWNED
-----------------------------------------------------------------------------------------------
Charles Schwab                                                                            11.60
211 Main Street
San Francisco, CA 94105

Citigroup                                                                                 10.61
333 West 34th Street
New York, NY 10001

National Financial Services LLC                                                            7.74
200 Liberty Street
New York, NY 10281

AG Edwards                                                                                 7.36
2801 Clark Street
St. Louis, MO 63103

First Clear                                                                                6.38
901 East Byrd Street
Richmond, VA 23219

Merrill Lynch                                                                              5.20
4 Corporate Place
Piscataway, NJ 08854

             POWERSHARES HIGH YIELD DIVIDEND ACHIEVERS(TM) PORTFOLIO



NAME & ADDRESS                                                                          % OWNED
-----------------------------------------------------------------------------------------------
Merrill Lynch                                                                             24.55
4 Corporate Place
Piscataway, NJ 08854

Citigroup                                                                                 13.00
333 West 34th Street
New York, NY 10001

American Express                                                                           7.56
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                                                                             6.94
211 Main Street
San Francisco, CA 94105

First Clear                                                                                6.42
901 East Byrd Street
Richmond, VA 23219


       BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."


       DTC ACTS AS SECURITIES DEPOSITORY FOR FUND SHARES. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


       DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

       Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).

Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

       Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

       Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

       The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

       DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

       PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.


       The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is also available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

       QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

       PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

       CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.


       The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

       CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

       A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.


       The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

       The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

       Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of each Fund until such time as the next-announced composition of the Deposit Securities is made available.


       The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within each Fund from time to time by the Adviser with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.


       In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each

Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.


       PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


       All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

       All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.


       PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

       PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.


       All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

       Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

       Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


       ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

       All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


       CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

       The Standard Creation/Redemption Transaction Fee for each Fund will be $500. The Maximum Creation/Redemption Transaction Fee for each Fund will be $2,500.

       REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.


       With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

       Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

       The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


       REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

       PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

       PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

       The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

       If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

       The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL DATE          NEXT BUSINESS DAY          SECOND BUSINESS           THIRD BUSINESS DAY
                           (T)                       (T+1)                      DAY (T+2)                 (T+3)
------------------------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

STANDARD ORDERS            4:00 p.m.                 No action.                 No action.                Creation Unit Aggregations
                                                                                                          will be delivered.
                           Order must be
                           received by the
                           Distributor.

CUSTOM ORDERS              3:00 p.m.                 No action.                 No action.                Creation Unit Aggregations
                                                                                                          will be delivered.
                           Order must be
                           received by the
                           Distributor.

                           Orders received after
                           3:00 p.m. will be
                           treated as standard
                           orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS            4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                Creation Unit Aggregations
                                                                                                          will be delivered.
                           Order in proper form      Deposit Securities must
                           must be received by the   be received by the Fund's
                           Distributor               account through DTC.

                                                     2:00 p.m. (ET)

                                                     Cash Component must be
                                                     received by the Custodian

STANDARD ORDERS CREATED    4:00 p.m. (ET)            11:00 a.m. (ET)            No action.                1:00 p.m.
IN ADVANCE OF RECEIPT
BY THE TRUST OF ALL OR     Order in proper form      Available Deposit                                    Missing Deposit
A PORTION OF THE DEPOSIT   must be received by the   Securities.                                          Securities are due to the
SECURITIES                 Distributor.                                                                   Trust or the Trust may use
                                                     Cash in an amount equal                              cash on deposit to
                                                     to the sum of (i) the                                purchase missing Deposit
                                                     Cash Component, plus                                 Securities.
                                                     (ii)115% of the market
                                                     value of the undelivered                             Creation Unit Aggregations
                                                     Deposit Securities.                                  will be delivered.

CUSTOM ORDERS              3:00 p.m. (ET)            11:00 a.m. (ET)            No action.                Creation Unit Aggregations
                                                                                                          will be delivered.
                           Order in proper form      Deposit Securities must
                           must be received by the   be received by the Fund's
                           Distributor.              account through DTC.

                           Orders received after     2:00 p.m. (ET)
                           3:00 p.m. will be
                           treated as standard       Cash Component
                           orders.                   must be received by the
                                                     Orders Custodian.

                           TRANSMITTAL DATE          NEXT BUSINESS DAY          SECOND BUSINESS           THIRD BUSINESS DAY
                           (T)                       (T+1)                      DAY (T+2)                 (T+3)
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS            4:00 p.m. (ET)            No action.                 No action.                Fund Securities and Cash
                                                                                                          Redemption Amount will be
                           Order must                                                                     transferred.
                           be received by the
                           Transfer Agent.

                           Orders received after
                           4:00 p.m. (ET) will be
                           deemed received on the
                           next business day (T+1).

CUSTOM ORDERS              3:00 p.m. (ET)            No action.                 No action.                Fund Securities and Cash
                                                                                                          Redemption Amount will be
                           Order must be received                                                         transferred.
                           by the Transfer Agent
                           Orders received after

                           3:00 p.m will be
                           treated as standard
                           orders.

REDEMPTION OUTSIDE OF NSCC

STANDARD ORDERS            4:00 p.m. (ET)            11:00 a.m (ET)             No action.                Fund Securities and Cash
                                                                                                          Redemption Amount is
                           Order must be received    Fund Shares must be                                  delivered to the redeeming
                           by the Transfer Agent     delivered through DTC to                             beneficial owner.
                                                     the Custodian.
                           Orders received after
                           4:00 p.m. (ET) will be    2:00 p.m. (ET)
                           deemed received on the
                           next business day (T+1).  Cash Component,
                                                     if any, is due.

                                                     *If the order is not in
                                                     proper form or the Fund
                                                     Shares are not
                                                     delivered, then the
                                                     order will not be deemed
                                                     received as of T.

CUSTOM ORDERS              3:00 p.m. (ET)            11:00 a.m. (ET)            No action.                Fund Securities and Cash
                                                                                                          Redemption Amount is
                           Order must be received    Fund Shares must be                                  delivered to the redeeming
                           by the Transfer Agent.    delivered through DTC to                             beneficial owner.
                                                     the Custodian.
                           Orders received after
                           3:00 p.m., will be        2:00 p.m. (ET)
                           treated as standard
                           orders.                   Cash Component, if any,
                                                     is due.

                                                     *If the order is not in
                                                     proper form or the Fund
                                                     Shares are not
                                                     delivered, then the order
                                                     will not be deemed
                                                     received as of T.

TAXES

       Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.


       Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.


       Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

       As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

       Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by each Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.

       The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

       Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

       Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

       Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

       Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

       The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

       Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this Rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

       In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

       Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

       The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

       The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.


       In computing the Fund's NAV, each Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

       The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

       GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

       Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

       DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

       COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audit the Funds' financial statements and perform other related audit services.

                              FINANCIAL STATEMENTS


The audited financial statements, including the financial highlights appearing in the Fund's annual report to shareholders for the period beginning December 9, 2004 through its fiscal year ended April 30, 2005 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I.     POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.   PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.    PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.     RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.    GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.     OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.     Proposals to stagger board members' terms;

b.     Proposals to limit the ability of shareholders to call special meetings;

c.     Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.     Proposals regarding "fair price" provisions;

f.     Proposals regarding "poison pill" provisions; and

g.     Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.     APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.     Date and place of annual meeting.

4.     Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.


6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.


The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9.     Employee Stock Purchase Plan

10.    Establish 401(k) Plan

C.     CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.     Director compensation.

2.     Eliminate director mandatory retirement policy

3.     Rotate annual meeting location/date

4.     Option and stock grants to management and directors

5.     Proposals to reincorporate into another state.

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

       (a) Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

       (b) By-laws of the Registrant, are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on April 16, 2003.

       (c)    Not applicable.

       (d)

       (1) Form of Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of the Initial Registration Statement, filed on April 16, 2003.

       (2) Form of Amended and Restated Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 14, filed on November 24, 2004.

       (3) Form of Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 14, filed on November 24, 2004.

       (e)    Not applicable.

       (f)    Not applicable.

       (g) Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

       (h)

       a. Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

       b. Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on April 16, 2003.

       c. Form of Participant Agreement between Alps Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

       d. Form of Sublicensing Agreement between the Registrant and the Funds, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

       (i)

       a. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares PowerShares Dynamic Market Portfolio(SM) and PowerShares Dynamic OTC Portfolio(SM)), is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 9, filed on August 27, 2004.

       b. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio(SM) and PowerShares Dynamic OTC Portfolio(SM)), is incorporated by reference to Exhibit (i)(b) of Post-Effective Amendment No. 9, filed on August 27, 2004.

       c. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Golden Dragon Halter USX China and PowerShares High Yield Equity Dividend Achievers(TM) Portfolios), is incorporated by reference to Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004.

       d. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Golden Dragon Halter USX China and PowerShares High Yield Equity Dividend Achievers(TM) Portfolios), is incorporated by reference to Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004.

       e. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Large Cap Growth, PowerShares Dynamic Large Cap Value, PowerShares Dynamic Mid Cap Growth, PowerShares Dynamic Mid Cap Value, PowerShares Dynamic Small Cap Growth and PowerShares Dynamic Small Cap Value Portfolios), is incorporated by reference to Exhibit
              (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005.

       f. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Large Cap Growth, PowerShares Dynamic Large Cap Value, PowerShares Dynamic Mid Cap Growth, PowerShares Dynamic Mid Cap Value, PowerShares Dynamic Small Cap Growth and PowerShares Dynamic Small Cap Value Portfolios), is incorporated by reference to Exhibit
              (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005.

       g. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005.

       h. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares

              Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005.

       i. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio), to be filed by amendment.*

       j. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio), to be filed by amendment.*

       k. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (i)(k) of Post-Effective Amendment No. 38, filed on August 17, 2005.

       l. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 38, filed on August 17, 2005.

       m. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Global Water Portfolio and PowerShares FTSE RAFI US 1000 Portfolio), to be filed by amendment.*

       n. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Global Water Portfolio and PowerShares FTSE RAFI US 1000 Portfolio), to be filed by amendment.*

       o. Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004, and Exhibit (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005.

       p. Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), is incorporated by reference to Exhibit

              (i)(2) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004, and Exhibit (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005.

       (j)

       a. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Biotechnology & Genome, PowerShares Dynamic Brand Name Products, PowerShares Dynamic Consumer Electronics, PowerShares Dynamic Food & Beverage, PowerShares Dynamic Hardware, PowerShares Dynamic Internet Software & Services, PowerShares Dynamic Networking, PowerShares Dynamic Pharmaceuticals, PowerShares Dynamic Semiconductors, PowerShares Dynamic Software, PowerShares Dynamic Telecommunications Services, PowerShares Dynamic Wireless, PowerShares SPADE(TM) Defense, PowerShares Value Line #1 Timeliness(TM) and Safety(TM) and PowerShares Zacks Rank Large Cap Portfolios), is incorporated by reference to Exhibit
              (j)(d) of Post-Effective Amendment No. 21, filed on February 25, 2005.

       b. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (j)(e) of Post-Effective Amendment No. 26, filed on May 13, 2005.

       c. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Dividend Growth Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio), is incorporated by reference to Exhibit (j)(f) of Post-Effective Amendment No. 29, filed on June 9, 2005.

       d. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (j)(g) of Post-Effective Amendment No. 38, filed on August 17, 2005.

       e. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Global Water Portfolio and PowerShares FTSE RAFI US 1000 Portfolio), is incorporated by reference to Exhibit (j)(h) of Post-Effective Amendment No. 42, filed on August 26, 2005.

       f. Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), filed herewith.

       (k)    Not applicable.

       (l)    Not applicable.

       (m) Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

       (n)    Not applicable.

       (o)    Not applicable.

       (p)

       a. Code of Ethics of the Registrant and PowerShares Capital Management LLC is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 26, filed on May 13, 2005.

       b. Code of Ethics of Alps Distributors, Inc., is incorporated by reference to Exhibit (p)(3) of the Initial Registration Statement filed on April 16, 2003.

       Other.

       c. Powers of Attorney are incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

       b. Form of specimen certificate of beneficial interest, $.01 par value, is incorporated by reference to Exhibit (d)(1) of the Initial Registration Statement, filed on April 16, 2003.


----------
* To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND. PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON'S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

ITEM 25.  INDEMNIFICATION.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant's Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

       i. For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

       ii. With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

       iii. In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this
              Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in
              Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

       i. Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

       ii. A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

       i. A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

       ii. "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption "Management of the Funds" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT
LLC:

The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC's Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDRS Trust, DIAMONDS Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., W.P. Stewart & Co. Growth Fund, Inc., Accessor Funds, Inc., BLDRS Index Fund Trust, Drake Funds, Wasatch Funds, First Funds, Agile Funds and Milestone Funds.

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE WITH RESPECT TO EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN ANSWER TO
ITEM 20.

To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                        REGISTRANT                             UNDERWRITER
W. Robert Alexander                      None                                   Director, Chairman of the Board,
                                                                                Chief Executive Officer

Thomas A. Carter                         None                                   Managing Director-Sales and Finance
                                                                                and Treasurer

Edmund J. Burke                          None                                   Director and President

Jeremy May                               None                                   Managing Director-Operations and
                                                                                Client Services and Secretary

Rick A. Pederson                         None                                   Director

Robert Szydlowski                        None                                   Chief Technology Officer
Dan Dolan                                None                                   Vice-President, Director of Wealth
                                                                                Management Strategies
Tane T. Tyler                            None                                   Chief Legal Officer
Bradley J. Swenson                       None                                   Chief Compliance Officer


* All Addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Bank of New York, 101 Barclay Street, New York, New York 10286.

ITEM 29.  MANAGEMENT SERVICES.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND'S LAST THREE FISCAL YEARS.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 29th day of August, 2005.

                              PowerShares Exchange-Traded Fund Trust

                              By: /s/  Harold Bruce Bond
                                  ------------------------------------------
                                  Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

         SIGNATURE                              TITLE                       DATE
/s/ Harold Bruce Bond                 President and Chairman           August 29, 2005
--------------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                    Trustee                          August 29, 2005
--------------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan                 Trustee                          August 29, 2005
--------------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum               Trustee                          August 29, 2005
--------------------------------
Philip M. Nussbaum

*/s/ John W. Southard                 Trustee                          August 29, 2005
--------------------------------
John W. Southard

*By: /s/ Stuart M. Strauss
--------------------------------
Stuart M. Strauss
Attorney-In-Fact

                                  EXHIBIT INDEX

(j)

f.   Consent of PricewaterhouseCoopers LLP.

                                       12